UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.18

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 16, 2018

This report provides management’s discussion of fund performance for AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2018.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2018 (unaudited)

	6 Months	12 Months
AB GLOBAL RISK ALLOCATION FUND[1]
Class A Shares	1.48%	5.64%
Class B Shares[2]	1.13%	4.80%
Class C Shares	1.14%	4.87%
Advisor Class Shares[3]	1.62%	5.94%
Class R Shares[3]	1.35%	5.28%
Class K Shares[3]	1.51%	5.62%
Class I Shares[3]	1.63%	5.95%
Primary Benchmark: MSCI World Index	1.84%	11.57%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Barclays Global Aggregate Bond Index	0.88%	7.60%
Bloomberg Barclays Global Aggregate Bond Index	-0.68%	1.72%

1	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2018, by 0.00% and 0.05%, respectively. Also includes the impact of proceeds recorded and credited to the Fund in connection with regulatory settlements, which enhanced performance for the six- and 12-month periods ended May 31, 2018, by 0.00% and 0.02%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Barclays Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2018. The table also includes the individual performance of the Bloomberg Barclays Global Aggregate Bond Index.

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For the six-month period, all share classes of the Fund underperformed the primary benchmark, but outperformed the blended benchmark before sales charges, as inflation-sensitive securities performed well when inflation expectations rose during this period. For the 12-month period, all share classes of the Fund underperformed primary and blended benchmarks, before sales charges. The Fund is strategically diversified in multi-asset exposures and has lower equity exposure; therefore, it underperformed the 100% stock primary benchmark, as equity markets delivered strong performance.

The Fund’s active currency exposures detracted during the six-month period, and contributed during the 12-month period. During both periods, global equities and credit securities, as well as interest rate and inflation-sensitive exposures, contributed on an absolute basis, with exposures from equity and inflation-sensitive securities being the more significant contributors.

The Fund utilized derivatives for hedging and investment purposes in the form of futures, interest rate swaps, credit default swaps, written options and written swaptions, which added to absolute returns for both periods, while currency forwards, total return swaps and purchased options detracted for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

After advancing to all-time highs, global stocks retraced some of their positive performance during the six-month period ended May 31, 2018. US equities had the highest returns, given strong corporate earnings results after the passage of major tax reform. Non-US and emerging-market equities also delivered positive performance, although they declined toward the end of the period as the US dollar strengthened and risk aversion increased. In terms of style, growth stocks outperformed value stocks. While US tax reform and strong economic data helped stocks reach record highs early in the period, inflation concerns and rising interest rates soon weighed on performance. Trade and geopolitical tensions added to downward pressure. Toward the end of the period, political turmoil in Italy decreased investors’ risk appetite.

Fixed-income markets were also volatile. Despite a multiyear high in oil prices, emerging-market debt was negatively affected by a stronger US dollar and higher global interest rates. Global high-yield and investment-grade corporates weakened in the risk-off environment, while developed-market treasuries and local-currency emerging-market bonds rallied. Developed-market yields generally either rose across the curve (particularly in Italy and the US) or flattened, with shorter maturities rising while longer maturities ended the period lower (bond yields move inversely to price). The US Federal Reserve raised interest rates twice in the period and began to formally reduce its balance sheet, as widely expected, while the European Central Bank started to scale back asset purchases.

The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to

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equity, interest rate and inflation-sensitive assets. The Fund continued to maintain an overweight in risk allocation to global equities and has benefited from this tilt, as equity markets continued to deliver strong positive returns. Over the six-month period, the Fund maintained its overweight in risk allocation to equities, and held an underweight in risk allocation to inflation-sensitive assets. Within equities, the Fund was overweight European and Japanese equity exposures relative to the US. The Fund maintained close to neutral risk allocation to interest rate duration exposure, and within interest rate allocation, was underweight to low interest rate countries.

INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income and inflation-sensitive instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a risk-balanced approach. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, the Adviser assesses the volatility, tail loss and return potential of each asset. Fund assets are then allocated among asset classes so that no asset class dominates the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on its determinations of volatility, tail loss and return potential.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-sensitive: global inflation-indexed securities (including Treasury inflation-protected securities) and commodity-related instruments and derivatives (including commodity futures).

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities, derivatives or exchange-traded funds (“ETFs”) intended to track the performance of segments within each particular asset class. The inflation-sensitive asset class consists of instruments, the prices of which are affected directly or indirectly by the level and change in the rate of inflation, such as commodity derivatives.

(continued on next page)

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Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser will consider factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). Overall Fund exposure and the allocation to equity/credit will typically increase during bull markets, while overall exposure and allocation to equity/credit and inflation-indexed securities will typically decrease during bear markets. In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to

(continued on next page)

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gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the Fund’s currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may also cause the Fund to take on currency exposure for purposes other than hedging, relying on its fundamental and quantitative research with the goal of increasing returns or managing risk. Currency-related investments may include currencies acquired on a spot (i.e., cash) basis and currency-related derivatives, including forward currency exchange contracts and options on currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Barclays Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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DISCLOSURES AND RISKS (continued)

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations hereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.64%	1.18%
5 Years	4.37%	3.47%
10 Years	4.32%	3.87%
CLASS B SHARES
1 Year	4.80%	0.80%
5 Years	3.58%	3.58%
10 Years[1]	3.68%	3.68%
CLASS C SHARES
1 Year	4.87%	3.87%
5 Years	3.59%	3.59%
10 Years	3.56%	3.56%
ADVISOR CLASS SHARES[2]
1 Year	5.94%	5.94%
5 Years	4.64%	4.64%
10 Years	4.61%	4.61%
CLASS R SHARES[2]
1 Year	5.28%	5.28%
5 Years	4.02%	4.02%
10 Years	4.01%	4.01%
CLASS K SHARES[2]
1 Year	5.62%	5.62%
5 Years	4.34%	4.34%
10 Years	4.33%	4.33%
CLASS I SHARES[2]
1 Year	5.95%	5.95%
5 Years	4.78%	4.78%
10 Years	4.77%	4.77%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.32%, 2.12%, 2.08%, 1.07%, 1.66%, 1.35% and 0.97% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.16%
5 Years	3.96%
10 Years	4.46%
CLASS B SHARES
1 Year	0.83%
5 Years	4.07%
10 Years[1]	4.28%
CLASS C SHARES
1 Year	3.91%
5 Years	4.11%
10 Years	4.15%
ADVISOR CLASS SHARES[2]
1 Year	5.97%
5 Years	5.16%
10 Years	5.21%
CLASS R SHARES[2]
1 Year	5.31%
5 Years	4.54%
10 Years	4.60%
CLASS K SHARES[2]
1 Year	5.71%
5 Years	4.86%
10 Years	4.93%
CLASS I SHARES[2]
1 Year	6.04%
5 Years	5.30%
10 Years	5.37%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,014.80	$6.58	1.31%	$6.63	1.32%
Hypothetical**	$1,000	$1,018.40	$6.59	1.31%	$6.64	1.32%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$1,011.30	$10.53	2.10%	$10.58	2.11%
Hypothetical**	$1,000	$1,014.46	$10.55	2.10%	$10.60	2.11%
Class C
Actual	$1,000	$1,011.40	$10.33	2.06%	$10.38	2.07%
Hypothetical**	$1,000	$1,014.66	$10.35	2.06%	$10.40	2.07%
Advisor Class
Actual	$1,000	$1,016.20	$5.33	1.06%	$5.38	1.07%
Hypothetical**	$1,000	$1,019.65	$5.34	1.06%	$5.39	1.07%
Class R
Actual	$1,000	$1,013.50	$8.23	1.64%	$8.28	1.65%
Hypothetical**	$1,000	$1,016.75	$8.25	1.64%	$8.30	1.65%
Class K
Actual	$1,000	$1,015.10	$6.68	1.33%	$6.73	1.34%
Hypothetical**	$1,000	$1,018.30	$6.69	1.33%	$6.74	1.34%
Class I
Actual	$1,000	$1,016.30	$4.93	0.98%	$4.98	0.99%
Hypothetical**	$1,000	$1,020.04	$4.94	0.98%	$4.99	0.99%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $262.1

1	All data are as of May 31, 2018. The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Jordan, Luxembourg, Macau, Mongolia, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa and United Arab Emirates.

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PORTFOLIO SUMMARY (continued)

May 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets
U.S. Treasury Inflation Index	$111,358,943	42.5%
Japanese Government CPI Linked Bond Series 22	50,331,684	19.2
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 2M2	9,069,538	3.5
Hersha Hospitality Trust Series C	1,458,000	0.6
Pebblebrook Hotel Trust Series C	1,442,056	0.6
Mexico Government International Bond	1,161,673	0.4
Apartment Investment & Management Co. Series A	1,095,780	0.4
Petrobras Global Finance BV	643,200	0.2
China Shenhua Energy Co., Ltd. – Class H	517,666	0.2
China Construction Bank Corp. – Class H	468,032	0.2
	$177,546,572	67.8%

1	Long-term investments.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2018 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 61.7%
Japan – 19.2%
Japanese Government CPI Linked Bond
Series 21 0.10%, 3/10/26	JPY	2,974,664	$28,889,669
Series 22 0.10%, 3/10/27		2,200,205	21,442,015

			50,331,684

United States – 42.5%
U.S. Treasury Inflation Index (TIPS)
0.375%, 7/15/25(h)	U.S.$	86,684	85,180,699
0.375%, 1/15/27		26,962	26,178,244

			111,358,943

Total Inflation-Linked Securities (cost $164,851,807)			161,690,627

		Shares
COMMON STOCKS – 26.0%
Financials – 4.8%
Banks – 2.0%
ABN AMRO Group NV (GDR)(a)		1,125	29,182
Agricultural Bank of China Ltd. – Class H		838,000	430,184
Aozora Bank Ltd.		500	19,738
Australia & New Zealand Banking Group Ltd.		886	18,209
Banco Bilbao Vizcaya Argentaria SA		3,189	21,901
Banco de Sabadell SA		16,035	27,091
Banco Santander SA		3,772	20,514
Bank of America Corp.		1,350	39,204
Bank of China Ltd. – Class H		709,000	370,234
Bank of Communications Co., Ltd. – Class H		451,000	355,703
Bank of East Asia Ltd. (The)		3,800	15,731
Bank of Ireland Group PLC		2,334	19,261
Bank of Kyoto Ltd. (The)		400	20,861
Bank of Montreal		747	57,866
Bank of Nova Scotia (The)		862	52,015
Bank of Queensland Ltd.		2,070	15,804
Bankia SA		6,083	23,161
Bankinter SA		3,395	32,839
Barclays PLC		10,110	26,480
BB&T Corp.		899	47,198
Bendigo & Adelaide Bank Ltd.		1,883	15,274
BNP Paribas SA		331	20,567
BOC Hong Kong Holdings Ltd.		4,000	20,023

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CaixaBank SA	4,609	$19,832
Canadian Imperial Bank of Commerce/Canada	584	50,986
Chiba Bank Ltd. (The)	3,000	23,051
China CITIC Bank Corp., Ltd. – Class H	530,000	358,222
China Construction Bank Corp. – Class H	465,000	468,032
China Everbright Bank Co., Ltd. – Class H	690,000	342,383
China Minsheng Banking Corp., Ltd. – Class H	354,500	336,584
Chugoku Bank Ltd. (The)	1,200	13,464
CIT Group, Inc.	697	34,801
Citigroup, Inc.	564	37,613
Citizens Financial Group, Inc.	745	30,433
Comerica, Inc.	403	37,999
Commerzbank AG(b)	2,045	20,891
Commonwealth Bank of Australia	310	16,211
Concordia Financial Group Ltd.	3,600	20,193
Credit Agricole SA	1,641	22,566
Danske Bank A/S	858	28,467
DBS Group Holdings Ltd.	1,100	23,144
DNB ASA	1,818	32,584
Erste Group Bank AG(b)	821	34,001
Fifth Third Bancorp	1,167	35,687
First Republic Bank/CA	402	40,039
Fukuoka Financial Group, Inc.	4,000	21,317
Hachijuni Bank Ltd. (The)	2,900	12,822
Hang Seng Bank Ltd.	1,100	27,425
Hiroshima Bank Ltd. (The)	2,000	14,161
HSBC Holdings PLC	5,317	50,895
Huntington Bancshares, Inc./OH	2,387	35,495
ING Groep NV	1,574	22,925
Intesa Sanpaolo SpA	7,713	22,762
Intesa Sanpaolo SpA – RSP	10,090	30,411
Japan Post Bank Co., Ltd.	1,400	17,466
JPMorgan Chase & Co.	448	47,940
KBC Group NV	411	31,599
KeyCorp	1,685	32,756
Kyushu Financial Group, Inc.	2,700	12,884
Lloyds Banking Group PLC	36,308	30,454
M&T Bank Corp.	381	65,563
Mebuki Financial Group, Inc.	4,400	15,948
Mitsubishi UFJ Financial Group, Inc.	2,500	15,071
Mizuho Financial Group, Inc.	9,000	15,659
National Australia Bank Ltd.	869	17,517
National Bank of Canada	1,132	54,147
Nordea Bank AB	3,090	29,717

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oversea-Chinese Banking Corp., Ltd.	2,279	$21,248
People’s United Financial, Inc.	2,269	41,772
PNC Financial Services Group, Inc. (The)	291	41,732
Raiffeisen Bank International AG(b)	1,044	32,854
Regions Financial Corp.	1,804	32,905
Resona Holdings, Inc.	2,200	12,222
Royal Bank of Canada	718	54,268
Royal Bank of Scotland Group PLC(b)	6,922	25,274
Seven Bank Ltd.	4,800	15,124
Shinsei Bank Ltd.	1,000	15,755
Shizuoka Bank Ltd. (The)	2,000	19,232
Signature Bank/New York NY(b)	215	27,410
Skandinaviska Enskilda Banken AB – Class A	3,315	29,858
Societe Generale SA	422	18,215
Standard Chartered PLC	2,940	29,439
Sumitomo Mitsui Financial Group, Inc.	500	20,614
Sumitomo Mitsui Trust Holdings, Inc.	400	16,645
SunTrust Banks, Inc.	583	39,358
Suruga Bank Ltd.	800	9,189
Svenska Handelsbanken AB – Class A	2,923	32,022
Swedbank AB – Class A	1,696	35,258
Toronto-Dominion Bank (The)	1,045	61,011
UniCredit SpA	1,079	17,899
United Overseas Bank Ltd.	1,000	20,927
US Bancorp	800	39,992
Wells Fargo & Co.	690	37,253
Westpac Banking Corp.	832	17,585
Yamaguchi Financial Group, Inc.	2,000	24,064

		5,140,282

Capital Markets – 1.0%
3i Group PLC	4,463	56,462
Affiliated Managers Group, Inc.	225	35,833
Ameriprise Financial, Inc.	250	34,658
ASX Ltd.	592	27,044
Bank of New York Mellon Corp. (The)	853	46,702
BlackRock, Inc. – Class A	109	58,231
Brookfield Asset Management, Inc. – Class A	1,245	49,652
Charles Schwab Corp. (The)	729	40,547
CI Financial Corp.	2,261	43,839
CITIC Securities Co., Ltd. – Class H	161,000	403,060
CME Group, Inc. – Class A	377	61,413
Credit Suisse Group AG (REG)(b)	1,310	20,086
Daiwa Securities Group, Inc.	2,000	11,564
Deutsche Bank AG (REG)	1,113	11,902
Deutsche Boerse AG	355	47,421
E*TRADE Financial Corp.(b)	742	47,006

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Eaton Vance Corp.	655	$35,239
Franklin Resources, Inc.	837	28,098
Goldman Sachs Group, Inc. (The)	162	36,593
Haitong Securities Co., Ltd. – Class H	198,800	247,762
Hargreaves Lansdown PLC	1,868	47,268
Hong Kong Exchanges & Clearing Ltd.	900	28,950
IGM Financial, Inc.	1,289	38,095
Intercontinental Exchange, Inc.	727	51,537
Invesco Ltd.	1,109	30,298
Investec PLC	4,737	34,928
Japan Exchange Group, Inc.	1,100	20,823
Julius Baer Group Ltd.(b)	634	37,070
London Stock Exchange Group PLC	1,249	74,246
Macquarie Group Ltd.	261	22,489
Moody’s Corp.	325	55,435
Morgan Stanley	735	36,853
MSCI, Inc. – Class A	361	58,688
Nasdaq, Inc.	753	69,171
Natixis SA	3,393	24,556
Nomura Holdings, Inc.	2,100	10,825
Northern Trust Corp.	412	42,238
Partners Group Holding AG	68	49,146
Raymond James Financial, Inc.	418	40,362
S&P Global, Inc.	311	61,422
SBI Holdings, Inc./Japan	1,300	35,286
Schroders PLC	944	40,544
SEI Investments Co.	695	44,327
Singapore Exchange Ltd.	3,300	17,811
St James’s Place PLC	2,130	33,685
State Street Corp.	421	40,462
T Rowe Price Group, Inc.	627	76,130
TD Ameritrade Holding Corp.	771	45,643
Thomson Reuters Corp.	1,197	46,538
UBS Group AG(b)	1,814	27,383

		2,585,321

Consumer Finance – 0.1%
Acom Co., Ltd.	4,000	16,736
AEON Financial Service Co., Ltd.	800	18,605
Ally Financial, Inc.	1,228	31,498
American Express Co.	516	50,723
Capital One Financial Corp.	376	35,344
Credit Saison Co., Ltd.	900	14,870
Discover Financial Services	568	41,952
Navient Corp.	1,339	18,492
Provident Financial PLC(b)	1,368	11,661
Synchrony Financial	1,033	35,773

		275,654

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.3%
AMP Ltd.	3,999	$11,766
Berkshire Hathaway, Inc. – Class B(b)	231	44,243
Challenger Ltd./Australia	1,797	17,438
Element Fleet Management Corp.	3,194	13,376
EXOR NV	480	34,862
First Pacific Co., Ltd./Hong Kong	22,000	11,059
Groupe Bruxelles Lambert SA	600	63,455
IHS Markit Ltd.(b)	1,109	54,652
Industrivarden AB – Class C	1,828	38,403
Investor AB – Class B	902	37,377
Jefferies Financial Group, Inc.	1,464	32,032
Kinnevik AB	1,368	47,665
L E Lundbergforetagen AB – Class B	856	27,644
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	20,830
Onex Corp.	648	46,513
ORIX Corp.	1,000	16,704
Pargesa Holding SA	691	60,572
Standard Life Aberdeen PLC	13,478	62,698
Voya Financial, Inc.	775	40,254
Wendel SA	294	38,803

		720,346

Insurance – 1.4%
Admiral Group PLC	1,243	31,788
Aegon NV	4,545	28,250
Aflac, Inc.	1,388	62,543
Ageas	832	42,091
AIA Group Ltd.	2,400	21,906
Alleghany Corp.	66	37,657
Allianz SE (REG)	222	45,739
Allstate Corp. (The)	643	60,108
American International Group, Inc.	720	38,009
Aon PLC	435	60,843
Arch Capital Group Ltd.(b)	593	46,521
Arthur J Gallagher & Co.	958	63,496
Assicurazioni Generali SpA	1,915	32,687
Assurant, Inc.	420	39,207
Aviva PLC	5,185	35,132
Axis Capital Holdings Ltd.	710	40,364
Baloise Holding AG (REG)	288	42,310
Brighthouse Financial, Inc.(b)	60	2,827
China Life Insurance Co., Ltd. – Class H	88,000	245,225
Chubb Ltd.	371	48,486
Cincinnati Financial Corp.	705	48,906
CNP Assurances	1,623	38,007
Dai-ichi Life Holdings, Inc.	1,000	18,578

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Direct Line Insurance Group PLC	8,791	$41,729
Everest Re Group Ltd.	214	48,212
Fairfax Financial Holdings Ltd.	85	47,726
FNF Group	1,183	43,724
Gjensidige Forsikring ASA	2,409	37,170
Great-West Lifeco, Inc.	2,017	51,195
Hannover Rueck SE (REG)	383	48,330
Hartford Financial Services Group, Inc. (The)	878	45,946
Industrial Alliance Insurance & Financial Services, Inc.	1,008	41,203
Insurance Australia Group Ltd.	3,856	23,611
Intact Financial Corp.	960	72,596
Japan Post Holdings Co., Ltd.	1,600	18,300
Legal & General Group PLC	13,473	48,257
Lincoln National Corp.	446	29,565
Loews Corp.	1,014	49,554
Manulife Financial Corp.	2,171	40,955
Mapfre SA	8,898	26,989
Markel Corp.(b)	39	42,786
Marsh & McLennan Cos., Inc.	753	60,519
Medibank Pvt Ltd.	7,758	17,144
MetLife, Inc.	661	30,399
MS&AD Insurance Group Holdings, Inc.	400	12,691
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	43,579
New China Life Insurance Co., Ltd. – Class H	74,000	333,740
NN Group NV	985	42,321
Old Mutual PLC	9,763	31,049
Poste Italiane SpA(a)	5,111	43,774
Power Corp. of Canada	1,760	41,007
Power Financial Corp.	1,872	46,648
Principal Financial Group, Inc.	589	32,866
Progressive Corp. (The)	1,147	71,217
Prudential Financial, Inc.	336	32,538
Prudential PLC	1,555	37,352
QBE Insurance Group Ltd.	1,386	9,899
Reinsurance Group of America, Inc. – Class A	376	56,189
RenaissanceRe Holdings Ltd.	388	47,635
RSA Insurance Group PLC	5,407	46,782
Sampo Oyj – Class A	886	43,754
SCOR SE	791	29,142
Sompo Holdings, Inc.	400	17,323
Sony Financial Holdings, Inc.	1,072	19,627
Sun Life Financial, Inc.	1,344	55,549
Suncorp Group Ltd.	1,549	15,688
Swiss Life Holding AG(b)	132	45,024

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Swiss Re AG	469	$40,330
T&D Holdings, Inc.	1,250	19,645
Tokio Marine Holdings, Inc.	400	19,186
Torchmark Corp.	598	50,728
Travelers Cos., Inc. (The)	464	59,633
Trisura Group Ltd.(b)	7	141
Tryg A/S	1,864	42,908
UnipolSai Assicurazioni SpA	12,165	26,768
Unum Group	830	32,212
Willis Towers Watson PLC	352	53,205
WR Berkley Corp.	735	56,205
XL Group Ltd.	1,187	65,973
Zurich Insurance Group AG	154	45,640

		3,664,558

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	45,319
Annaly Capital Management, Inc.	3,658	38,153

		83,472

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	38,386

		12,508,019

Information Technology – 3.2%
Communications Equipment – 0.2%
Cisco Systems, Inc.	2,148	91,741
F5 Networks, Inc.(b)	462	79,977
Juniper Networks, Inc.	2,077	55,331
Motorola Solutions, Inc.	840	90,166
Nokia Oyj	5,115	29,411
Palo Alto Networks, Inc.(b)	297	61,803
Telefonaktiebolaget LM Ericsson – Class B	4,594	33,348

		441,777

Electronic Equipment, Instruments & Components – 0.4%
Alps Electric Co., Ltd.	500	11,776
Amphenol Corp. – Class A	1,084	94,232
Arrow Electronics, Inc.(b)	775	57,443
Avnet, Inc.	1,566	59,696
CDW Corp./DE	1,016	81,331
Corning, Inc.	2,176	59,122
Flex Ltd.(b)	3,294	45,754
FLIR Systems, Inc.	1,824	98,314
Hamamatsu Photonics KK	600	25,964
Hexagon AB – Class B	836	47,176
Hirose Electric Co., Ltd.	105	13,629

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hitachi High-Technologies Corp.	500	$22,696
Hitachi Ltd.	4,000	29,123
Ingenico Group SA	325	26,027
Keyence Corp.	100	61,081
Kyocera Corp.	400	23,605
Murata Manufacturing Co., Ltd.	100	14,801
Nippon Electric Glass Co., Ltd.	400	10,809
Omron Corp.	500	26,133
Shimadzu Corp.	1,100	30,240
TDK Corp.	300	26,807
TE Connectivity Ltd.	878	81,724
Trimble, Inc.(b)	1,320	43,639
Yaskawa Electric Corp.	1,000	40,091
Yokogawa Electric Corp.	1,200	21,815

		1,053,028

Internet Software & Services – 0.3%
Akamai Technologies, Inc.(b)	806	60,756
Alphabet, Inc. – Class A(b)	78	85,800
Alphabet, Inc. – Class C(b)	76	82,459
Cars.com, Inc.(b)	283	7,267
DeNA Co., Ltd.	600	11,510
eBay, Inc.(b)	1,712	64,577
Facebook, Inc. – Class A(b)	387	74,219
Kakaku.com, Inc.	1,400	30,327
MercadoLibre, Inc.	134	38,971
Mixi, Inc.	300	9,377
OneMarket Ltd.(b)	129	149
REA Group Ltd.	310	20,037
Twitter, Inc.(b)	1,866	64,750
United Internet AG	623	39,684
VeriSign, Inc.(b)	824	107,483
Yahoo Japan Corp.	4,600	16,672
Zillow Group, Inc. – Class C(b)(c)	848	49,464

		763,502

IT Services – 0.8%
Accenture PLC – Class A	613	95,469
Alliance Data Systems Corp.	215	45,326
Amadeus IT Group SA – Class A	787	62,492
Atos SE	247	33,532
Automatic Data Processing, Inc.	831	108,047
Black Knight, Inc.(b)	362	18,317
Broadridge Financial Solutions, Inc.	1,174	135,538
Capgemini SE	360	47,477
CGI Group, Inc. – Class A(b)	1,595	98,054
Cognizant Technology Solutions Corp. – Class A	1,099	82,810

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Computershare Ltd.	1,857	$24,246
DXC Technology Co.	635	58,490
Fidelity National Information Services, Inc.	969	99,051
First Data Corp. – Class A(b)	3,401	64,619
Fiserv, Inc.(b)	1,338	97,139
FleetCor Technologies, Inc.(b)	249	49,638
Fujitsu Ltd.	2,000	12,195
Gartner, Inc.(b)	575	76,325
Global Payments, Inc.	567	63,028
International Business Machines Corp.	502	70,938
Mastercard, Inc. – Class A	649	123,388
Nomura Research Institute Ltd.	700	35,085
NTT Data Corp.	2,000	22,335
Obic Co., Ltd.	300	25,822
Otsuka Corp.	600	24,733
Paychex, Inc.	1,472	96,534
PayPal Holdings, Inc.(b)	1,263	103,654
Sabre Corp.	2,420	59,314
Total System Services, Inc.	1,066	90,813
Visa, Inc. – Class A	718	93,857
Western Union Co. (The) – Class W	3,117	61,997
Worldpay, Inc. – Class A(b)	1,056	83,920

		2,164,183

Semiconductors & Semiconductor Equipment – 0.5%
Advanced Micro Devices, Inc.(b)	2,015	27,666
Analog Devices, Inc.	607	58,988
Applied Materials, Inc.	967	49,104
ASM Pacific Technology Ltd.	1,400	18,263
ASML Holding NV	269	52,805
Broadcom, Inc.	205	51,674
Infineon Technologies AG	1,599	43,947
Intel Corp.	1,884	103,997
KLA-Tencor Corp.	609	68,957
Lam Research Corp.	384	76,101
Marvell Technology Group Ltd.	2,554	55,013
Maxim Integrated Products, Inc.	1,384	81,172
Microchip Technology, Inc.	789	76,833
Micron Technology, Inc.(b)	1,172	67,495
NVIDIA Corp.	256	64,561
NXP Semiconductors NV(b)	516	58,824
Qorvo, Inc.(b)	444	35,631
QUALCOMM, Inc.	984	57,190
Rohm Co., Ltd.	200	18,417
Skyworks Solutions, Inc.	431	42,501
STMicroelectronics NV	1,365	32,547

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Texas Instruments, Inc.	847	$94,788
Tokyo Electron Ltd.	100	18,661
Xilinx, Inc.	811	55,237

		1,310,372

Software – 0.8%
Activision Blizzard, Inc.	841	59,635
Adobe Systems, Inc.(b)	449	111,927
ANSYS, Inc.(b)	635	103,378
Autodesk, Inc.(b)	395	50,994
BlackBerry Ltd.(b)	2,745	32,497
CA, Inc.	2,135	76,305
Cadence Design Systems, Inc.(b)	1,796	76,240
CDK Global, Inc.	1,015	65,315
Citrix Systems, Inc.(b)	604	63,794
Constellation Software, Inc./Canada	106	83,487
Dassault Systemes SE	646	90,688
Dell Technologies, Inc. – Class V(b)	758	61,140
Electronic Arts, Inc.(b)	495	64,800
Fortinet, Inc.(b)	1,023	62,587
Gemalto NV(b)	365	21,395
Intuit, Inc.	570	114,912
Konami Holdings Corp.	400	18,738
LINE Corp.(b)	600	21,850
Micro Focus International PLC (Sponsored ADR)	417	7,381
Microsoft Corp.	995	98,346
Nexon Co., Ltd.(b)	2,200	36,295
Nintendo Co., Ltd.	100	40,934
Nuance Communications, Inc.(b)	2,749	37,139
Open Text Corp.	1,658	57,837
Oracle Corp.	1,536	71,762
Oracle Corp. Japan	400	30,354
Red Hat, Inc.(b)	568	92,255
Sage Group PLC (The)	5,404	47,505
salesforce.com, Inc.(b)	534	69,062
SAP SE	466	52,494
ServiceNow, Inc.(b)	428	76,017
Splunk, Inc.(b)	575	63,716
Symantec Corp.	1,835	38,131
Synopsys, Inc.(b)	974	85,780
Trend Micro, Inc./Japan	400	22,614
VMware, Inc. – Class A(b)	527	72,452
Workday, Inc. – Class A(b)	384	50,289

		2,230,045

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	407	$76,056
Brother Industries Ltd.	900	18,750
Canon, Inc.	900	30,690
FUJIFILM Holdings Corp.	600	22,960
Hewlett Packard Enterprise Co.	3,043	46,375
HP, Inc.	2,579	56,816
Konica Minolta, Inc.	2,400	21,832
NEC Corp.	700	19,678
NetApp, Inc.	1,082	73,922
Ricoh Co., Ltd.	2,300	20,757
Seagate Technology PLC	978	55,110
Seiko Epson Corp.	900	15,723
Western Digital Corp.	465	38,832
Xerox Corp.	1,717	46,668

		544,169

		8,507,076

Industrials – 2.8%
Aerospace & Defense – 0.4%
Airbus SE	181	20,649
Arconic, Inc.	824	14,544
BAE Systems PLC	2,639	22,402
Boeing Co. (The)	219	77,123
Bombardier, Inc. – Class B(b)	7,317	27,539
CAE, Inc.	2,809	59,165
Cobham PLC(b)	9,287	15,341
Dassault Aviation SA	11	21,245
General Dynamics Corp.	241	48,612
Harris Corp.	675	101,567
Huntington Ingalls Industries, Inc.	180	39,793
L3 Technologies, Inc.	265	52,557
Leonardo SpA	684	6,968
Lockheed Martin Corp.	198	62,279
Meggitt PLC	2,664	17,389
Northrop Grumman Corp.	198	64,795
Raytheon Co.	297	62,222
Rockwell Collins, Inc.	452	62,155
Rolls-Royce Holdings PLC(b)	1,271	13,910
Rolls-Royce Holdings PLC(b)(d)	90,241	120
Safran SA	174	20,754
Singapore Technologies Engineering Ltd.	4,200	10,886
Textron, Inc.	720	47,938
Thales SA	192	24,418
TransDigm Group, Inc.	93	31,072
United Technologies Corp.	418	52,175

		977,618

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
Bollore SA	3,319	$16,353
CH Robinson Worldwide, Inc.	534	46,458
Deutsche Post AG (REG)	500	18,963
Expeditors International of Washington, Inc.	744	55,413
FedEx Corp.	189	47,084
Kuehne & Nagel International AG (REG)	139	20,986
Royal Mail PLC	3,581	24,096
United Parcel Service, Inc. – Class B	471	54,692
Yamato Holdings Co., Ltd.	400	11,454

		295,499

Airlines – 0.1%
American Airlines Group, Inc.	507	22,075
ANA Holdings, Inc.	400	16,061
Cathay Pacific Airways Ltd.	8,000	13,003
Delta Air Lines, Inc.	566	30,592
Deutsche Lufthansa AG (REG)	656	17,803
easyJet PLC	784	17,783
International Consolidated Airlines Group SA	1,885	17,131
Japan Airlines Co., Ltd.	400	15,468
Qantas Airways Ltd.	2,474	11,840
Singapore Airlines Ltd.	1,500	12,595
Southwest Airlines Co.	528	26,970
United Continental Holdings, Inc.(b)	315	21,921

		223,242

Building Products – 0.1%
AO Smith Corp.	711	44,843
Asahi Glass Co., Ltd.	200	8,159
Assa Abloy AB – Class B	848	18,231
Cie de Saint-Gobain	254	12,719
Daikin Industries Ltd.	100	11,508
Fortune Brands Home & Security, Inc.	681	38,252
Geberit AG (REG)	50	21,668
Johnson Controls International PLC	1,024	34,365
LIXIL Group Corp.	400	8,809
Masco Corp.	1,061	39,543
TOTO Ltd.	300	15,641

		253,738

Commercial Services & Supplies – 0.2%
Babcock International Group PLC	1,434	15,865
Brambles Ltd.	1,685	11,475
Cintas Corp.	386	70,349
Dai Nippon Printing Co., Ltd.	500	10,718
Edenred	463	14,848
G4S PLC	3,969	14,222

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ISS A/S	413	$14,127
Park24 Co., Ltd.	400	10,783
Republic Services, Inc. – Class A	966	65,137
Secom Co., Ltd.	200	14,871
Securitas AB – Class B	1,405	22,636
Societe BIC SA	160	15,562
Sohgo Security Services Co., Ltd.	200	9,122
Stericycle, Inc.(b)	372	23,622
Toppan Printing Co., Ltd.	1,000	8,131
Waste Connections, Inc.	891	68,500
Waste Management, Inc.	916	75,762

		465,730

Construction & Engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	441	18,370
Boskalis Westminster	549	15,123
Bouygues SA	319	14,730
China Communications Construction Co., Ltd. – Class H	248,000	265,346
China Railway Construction Corp., Ltd. – Class H	224,500	253,614
China Railway Group Ltd. – Class H	360,000	289,511
CIMIC Group Ltd.	319	9,921
Eiffage SA	192	21,627
Ferrovial SA	951	19,441
Fluor Corp.	716	34,898
HOCHTIEF AG	79	14,477
Jacobs Engineering Group, Inc.	615	39,852
JGC Corp.	700	14,549
Kajima Corp.	2,000	16,273
Obayashi Corp.	1,000	10,061
Orascom Construction Ltd.(b)	173	1,497
Shimizu Corp.	1,000	9,749
Skanska AB – Class B	763	14,053
SNC-Lavalin Group, Inc.	1,097	47,853
Taisei Corp.	400	21,916
Vinci SA	175	17,212

		1,150,073

Electrical Equipment – 0.2%
ABB Ltd. (REG)	788	17,827
Acuity Brands, Inc.	140	16,555
AMETEK, Inc.	672	49,076
Eaton Corp. PLC	547	41,889
Emerson Electric Co.	688	48,738
Fuji Electric Co., Ltd.	2,000	14,177

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Legrand SA	296	$22,321
Mabuchi Motor Co., Ltd.	200	9,238
Mitsubishi Electric Corp.	700	9,920
Nidec Corp.	100	15,439
nVent Electric PLC(b)	481	13,026
OSRAM Licht AG	209	12,329
Prysmian SpA	537	15,026
Rockwell Automation, Inc.	235	41,221
Schneider Electric SE (Paris)	198	17,116
Sensata Technologies Holding PLC(b)	858	43,835
Vestas Wind Systems A/S	152	9,959

		397,692

Industrial Conglomerates – 0.1%
3M Co.	284	56,013
CK Hutchison Holdings Ltd.	1,184	13,332
DCC PLC	173	16,570
General Electric Co.	1,596	22,472
Honeywell International, Inc.	378	55,910
Jardine Matheson Holdings Ltd.	200	12,435
Jardine Strategic Holdings Ltd.	300	10,722
Keihan Holdings Co., Ltd.	400	13,514
Keppel Corp., Ltd.	2,400	13,758
NWS Holdings Ltd.	5,257	9,757
Roper Technologies, Inc.	184	50,745
Seibu Holdings, Inc.	600	9,844
Sembcorp Industries Ltd.	4,900	10,690
Siemens AG (REG)	118	15,379
Smiths Group PLC	1,381	32,271
Toshiba Corp.(b)	2,000	5,612

		349,024

Machinery – 0.5%
AGCO Corp.	496	31,546
Alfa Laval AB	849	21,197
Alstom SA	518	24,506
Amada Holdings Co., Ltd.	900	9,734
ANDRITZ AG	354	17,658
Atlas Copco AB	436	17,295
Atlas Copco AB – Class B SHS	520	18,801
Caterpillar, Inc.	323	49,067
CNH Industrial NV	1,193	13,943
Cummins, Inc.	221	31,468
Deere & Co.	289	43,208
Dover Corp.	428	33,046
FANUC Corp.	100	21,155
Flowserve Corp.	599	24,763
Fortive Corp.	674	48,993

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

GEA Group AG	378	$13,895
Hino Motors Ltd.	900	10,043
Hitachi Construction Machinery Co., Ltd.	400	14,655
Hoshizaki Corp.	100	10,029
IHI Corp.	200	7,485
Illinois Tool Works, Inc.	349	50,151
IMI PLC	1,187	18,283
Ingersoll-Rand PLC	469	41,056
JTEKT Corp.	700	10,147
Kawasaki Heavy Industries Ltd.	300	9,059
Komatsu Ltd.	400	13,051
Kone Oyj – Class B	326	16,128
Kubota Corp.	700	11,753
Kurita Water Industries Ltd.	400	11,447
Makita Corp.	300	13,331
MAN SE	62	6,745
Metso Oyj	392	13,566
Middleby Corp. (The)(b)	251	25,005
MINEBEA MITSUMI, Inc.	500	9,436
MISUMI Group, Inc.	500	14,403
Mitsubishi Heavy Industries Ltd.	300	11,317
Nabtesco Corp.	400	12,987
NGK Insulators Ltd.	600	10,899
NSK Ltd.	600	6,789
PACCAR, Inc.	502	31,240
Parker-Hannifin Corp.	211	36,060
Pentair PLC	481	20,991
Sandvik AB	907	15,731
Schindler Holding AG	78	16,495
Schindler Holding AG (REG)	81	16,629
SKF AB – Class B	706	13,727
Snap-on, Inc.	233	34,442
Stanley Black & Decker, Inc.	329	45,810
Sumitomo Heavy Industries Ltd.	400	14,066
THK Co., Ltd.	400	14,107
Volvo AB – Class B	910	15,651
WABCO Holdings, Inc.(b)	273	33,014
Wabtec Corp./DE	449	43,782
Wartsila Oyj Abp	732	15,491
Weir Group PLC (The)	503	14,605
Xylem, Inc./NY	796	56,038
Yangzijiang Shipbuilding Holdings Ltd.	12,600	9,019
Zardoya Otis SA	1,731	16,576

		1,231,514

Marine – 0.0%
AP Moller – Maersk A/S – Class A	10	14,033
AP Moller – Maersk A/S – Class B	9	13,419

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mitsui OSK Lines Ltd.	300	$7,901
Nippon Yusen KK	500	10,147

		45,500

Professional Services – 0.2%
Adecco Group AG (REG)	233	13,991
Bureau Veritas SA	963	23,891
Capita PLC	1,612	2,901
CoStar Group, Inc.(b)	287	109,410
Dun & Bradstreet Corp. (The)	311	38,194
Equifax, Inc.	383	43,647
Experian PLC	1,125	27,560
Intertek Group PLC	254	18,422
ManpowerGroup, Inc.	340	30,600
Nielsen Holdings PLC	827	24,951
Randstad NV	258	15,387
Recruit Holdings Co., Ltd.	600	16,627
RELX NV	1,139	24,835
RELX PLC	1,122	24,610
Robert Half International, Inc.	701	44,640
SEEK Ltd.	867	13,195
SGS SA (REG)	10	25,905
Verisk Analytics, Inc. – Class A(b)	637	67,675
Wolters Kluwer NV	490	27,526

		593,967

Road & Rail – 0.2%
AMERCO	94	30,356
Aurizon Holdings Ltd.	2,894	9,391
Canadian National Railway Co. (Toronto)	661	55,185
Canadian Pacific Railway Ltd.	280	53,989
Central Japan Railway Co.	84	17,328
ComfortDelGro Corp., Ltd.	6,300	11,534
CSX Corp.	526	34,006
DSV A/S	295	24,497
East Japan Railway Co.	200	19,741
Hankyu Hanshin Holdings, Inc.	300	12,341
JB Hunt Transport Services, Inc.	438	56,108
Kansas City Southern	333	35,681
Keikyu Corp.	500	8,404
Keio Corp.	200	9,269
Keisei Electric Railway Co., Ltd.	400	13,536
Kintetsu Group Holdings Co., Ltd.	300	12,531
MTR Corp., Ltd.	3,000	16,859
Nagoya Railroad Co., Ltd.	400	10,265
Nippon Express Co., Ltd.	200	14,989
Norfolk Southern Corp.	311	47,163
Odakyu Electric Railway Co., Ltd.	600	12,951

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobu Railway Co., Ltd.	400	$12,366
Tokyu Corp.	1,000	17,732
Union Pacific Corp.	324	46,254
West Japan Railway Co.	218	15,637

		598,113

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	17,533
Ashtead Group PLC	560	17,308
Brenntag AG	322	18,544
Bunzl PLC	677	20,589
Fastenal Co.	755	40,189
Ferguson PLC	313	24,270
Finning International, Inc.	1,846	45,915
ITOCHU Corp.	1,000	18,712
Marubeni Corp.	2,200	17,066
Mitsubishi Corp.	600	16,630
Mitsui & Co., Ltd.	1,100	19,303
Rexel SA	970	14,270
Sumitomo Corp.	1,000	16,715
Toyota Tsusho Corp.	400	13,744
Travis Perkins PLC	782	13,972
United Rentals, Inc.(b)	195	31,116
WW Grainger, Inc.	196	60,562

		406,438

Transportation Infrastructure – 0.1%
Abertis Infraestructuras SA	1,446	31,079
Aena SME SA(a)	131	25,225
Aeroports de Paris	132	27,541
Atlantia SpA	613	17,771
Auckland International Airport Ltd.	2,334	10,764
Fraport AG Frankfurt Airport Services Worldwide	264	24,701
Getlink (REG)	1,705	23,091
Hutchison Port Holdings Trust – Class U	27,300	7,484
Japan Airport Terminal Co., Ltd.	300	13,792
Kamigumi Co., Ltd.	500	10,894
Macquarie Infrastructure Corp.(c)	570	22,059
Mitsubishi Logistics Corp.	500	10,551
SATS Ltd.	2,900	11,129
Sydney Airport	2,782	15,292
Transurban Group	1,694	15,172

		266,545

		7,254,693

Health Care – 2.6%
Biotechnology – 0.2%
AbbVie, Inc.	784	77,569
Alexion Pharmaceuticals, Inc.(b)	232	26,942

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Alkermes PLC(b)(c)	331	$15,623
Amgen, Inc.	320	57,479
Biogen, Inc.(b)	169	49,679
BioMarin Pharmaceutical, Inc.(b)	341	30,806
Celgene Corp.(b)	350	27,538
CSL Ltd.	450	63,166
Genmab A/S(b)	279	41,942
Gilead Sciences, Inc.	703	47,382
Grifols SA	2,271	66,948
Idorsia Ltd.(b)	213	5,159
Incyte Corp.(b)	189	12,903
Regeneron Pharmaceuticals, Inc.(b)	66	19,821
Seattle Genetics, Inc.(b)	303	18,329
United Therapeutics Corp.(b)	217	23,128
Vertex Pharmaceuticals, Inc.(b)	246	37,884

		622,298

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	1,269	78,082
Align Technology, Inc.(b)	301	99,917
Arjo AB – Class B	2,759	9,229
Baxter International, Inc.	1,040	73,674
Becton Dickinson and Co.	362	80,216
Boston Scientific Corp.(b)	1,769	53,760
Cochlear Ltd.	378	55,946
Coloplast A/S – Class B	742	70,502
Cooper Cos., Inc. (The)	246	55,672
CYBERDYNE, Inc.(b)	3,000	38,321
Danaher Corp.	776	77,041
DENTSPLY SIRONA, Inc.	989	43,328
DexCom, Inc.(b)(c)	430	37,836
Edwards Lifesciences Corp.(b)	320	43,939
Essilor International Cie Generale d’Optique SA	493	67,467
Getinge AB – Class B	2,759	26,787
Hologic, Inc.(b)	1,129	42,778
Hoya Corp.	800	47,378
IDEXX Laboratories, Inc.(b)	330	68,709
Intuitive Surgical, Inc.(b)	183	84,120
Koninklijke Philips NV	479	19,726
Medtronic PLC	683	58,957
Olympus Corp.	900	31,801
ResMed, Inc.	778	79,986
Smith & Nephew PLC	4,175	75,766
Sonova Holding AG (REG)	433	75,631
Stryker Corp.	486	84,574
Sysmex Corp.	700	62,830

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Teleflex, Inc.	270	$72,133
Terumo Corp.	1,000	59,174
Varian Medical Systems, Inc.(b)	475	55,988
William Demant Holding A/S(b)	2,432	88,550
Zimmer Biomet Holdings, Inc.	375	41,816

		1,961,634

Health Care Providers & Services – 0.6%
Aetna, Inc.	367	64,640
Alfresa Holdings Corp.	2,100	52,922
AmerisourceBergen Corp. – Class A	482	39,591
Anthem, Inc.	274	60,669
Cardinal Health, Inc.	702	36,567
Centene Corp.(b)	478	56,002
Cigna Corp.	335	56,739
CVS Health Corp.	854	54,135
DaVita, Inc.(b)	632	42,243
Envision Healthcare Corp.(b)	549	23,541
Express Scripts Holding Co.(b)	647	49,049
Fresenius Medical Care AG & Co. KGaA	755	75,386
Fresenius SE & Co. KGaA	693	53,212
HCA Healthcare, Inc.	514	53,014
Healthscope Ltd.	25,489	45,202
Henry Schein, Inc.(b)	702	48,578
Humana, Inc.	169	49,176
Laboratory Corp. of America Holdings(b)	407	73,500
McKesson Corp.	241	34,208
Mediclinic International PLC	5,230	42,414
Medipal Holdings Corp.	2,200	50,567
MEDNAX, Inc.(b)	637	29,206
Miraca Holdings, Inc.	900	29,150
Patterson Cos., Inc.	1,039	21,736
Quest Diagnostics, Inc.	556	59,231
Ramsay Health Care Ltd.	768	35,556
Ryman Healthcare Ltd.	6,840	54,481
Sonic Healthcare Ltd.	2,611	46,395
Suzuken Co., Ltd./Aichi Japan	1,300	58,103
UnitedHealth Group, Inc.	310	74,868
Universal Health Services, Inc. – Class B	362	41,623

		1,511,704

Health Care Technology – 0.0%
Cerner Corp.(b)	701	41,836
M3, Inc.	1,500	62,443

		104,279

Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	816	50,527
Eurofins Scientific SE	116	59,591

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Illumina, Inc.(b)	183	$49,856
IQVIA Holdings, Inc.(b)	646	63,909
Lonza Group AG (REG)(b)	278	74,436
Mettler-Toledo International, Inc.(b)	105	57,828
QIAGEN NV(b)	1,521	54,930
Thermo Fisher Scientific, Inc.	346	72,061
Waters Corp.(b)	286	55,089

		538,227

Pharmaceuticals – 0.8%
Allergan PLC	688	103,750
Astellas Pharma, Inc.	3,100	48,006
AstraZeneca PLC	729	53,185
Bayer AG (REG)	484	57,767
Bristol-Myers Squibb Co.	870	45,779
Chugai Pharmaceutical Co., Ltd.	1,000	56,253
Daiichi Sankyo Co., Ltd.	2,000	64,007
Eisai Co., Ltd.	700	50,516
Eli Lilly & Co.	693	58,933
GlaxoSmithKline PLC	3,649	73,928
Hikma Pharmaceuticals PLC	2,641	47,395
Hisamitsu Pharmaceutical Co., Inc.	800	66,284
Jazz Pharmaceuticals PLC(b)	223	37,687
Johnson & Johnson	554	66,270
Kyowa Hakko Kirin Co., Ltd.	2,200	44,834
Mallinckrodt PLC(b)(c)	476	8,021
Merck & Co., Inc.	863	51,374
Merck KGaA	536	54,562
Mitsubishi Tanabe Pharma Corp.	1,800	32,147
Mylan NV(b)	1,027	39,498
Novartis AG (REG)	923	68,618
Novo Nordisk A/S – Class B	1,284	61,027
Ono Pharmaceutical Co., Ltd.	1,900	46,935
Orion Oyj – Class B	948	28,041
Otsuka Holdings Co., Ltd.	900	44,667
Perrigo Co. PLC	428	31,313
Pfizer, Inc.	2,016	72,435
Roche Holding AG	268	57,462
Sanofi	604	46,299
Santen Pharmaceutical Co., Ltd.	3,000	52,018
Shionogi & Co., Ltd.	700	36,604
Shire PLC	706	38,546
Sumitomo Dainippon Pharma Co., Ltd.	2,600	53,832
Taisho Pharmaceutical Holdings Co., Ltd.	500	52,976
Takeda Pharmaceutical Co., Ltd.	1,000	40,652
UCB SA	558	43,863
Valeant Pharmaceuticals International, Inc.(b)	834	18,351

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Vifor Pharma AG	380	$59,013
Zoetis, Inc.	996	83,365

		1,996,213

		6,734,355

Consumer Discretionary – 2.5%
Auto Components – 0.2%
Aisin Seiki Co., Ltd.	300	15,048
Aptiv PLC	302	29,445
Autoliv, Inc.(c)	287	42,467
BorgWarner, Inc.	633	30,878
Bridgestone Corp.	500	20,011
Cie Generale des Etablissements Michelin SCA – Class B	199	25,727
Continental AG	107	27,097
Delphi Technologies PLC	100	5,010
Denso Corp.	400	19,392
GKN PLC(d)(e)(f)	5,805	37,029
Goodyear Tire & Rubber Co. (The)	816	19,935
Koito Manufacturing Co., Ltd.	300	21,975
Lear Corp.	199	39,402
Linamar Corp.	630	31,544
Magna International, Inc. – Class A	729	46,745
NGK Spark Plug Co., Ltd.	700	19,084
NOK Corp.	700	13,099
Nokian Renkaat Oyj	578	22,396
Schaeffler AG (Preference Shares)	1,288	19,327
Stanley Electric Co., Ltd.	500	16,969
Sumitomo Electric Industries Ltd.	900	13,536
Sumitomo Rubber Industries Ltd.	800	13,377
Toyoda Gosei Co., Ltd.	600	15,737
Toyota Industries Corp.	300	17,457
Valeo SA(b)	282	17,916
Yokohama Rubber Co., Ltd. (The)	700	15,173

		595,776

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	25,181
Bayerische Motoren Werke AG (Preference Shares)	288	25,231
Daimler AG (REG)	349	25,212
Ferrari NV	303	39,609
Fiat Chrysler Automobiles NV(b)	1,290	29,238
Ford Motor Co.	2,754	31,809
General Motors Co.	869	37,106
Harley-Davidson, Inc.	457	18,774
Honda Motor Co., Ltd.	700	22,215

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Isuzu Motors Ltd.	1,200	$16,018
Mazda Motor Corp.	1,000	12,543
Mitsubishi Motors Corp.	2,200	16,578
Nissan Motor Co., Ltd.	2,100	20,828
Peugeot SA	996	23,292
Porsche Automobil Holding SE (Preference Shares)	377	27,772
Renault SA	203	19,685
Subaru Corp.	400	12,198
Suzuki Motor Corp.	300	17,191
Tesla, Inc.(b)	54	15,375
Toyota Motor Corp.	300	19,028
Volkswagen AG	151	27,965
Volkswagen AG (Preference Shares)	138	25,919
Yamaha Motor Co., Ltd.	600	17,297

		526,064

Distributors – 0.0%
Genuine Parts Co.	435	39,494
Jardine Cycle & Carriage Ltd.	400	10,260
LKQ Corp.(b)	877	27,862

		77,616

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	400	14,497
H&R Block, Inc.	830	22,783

		37,280

Hotels, Restaurants & Leisure – 0.5%
Accor SA	515	28,197
Aramark	1,174	45,575
Aristocrat Leisure Ltd.	960	21,702
Carnival Corp.	557	34,690
Carnival PLC	409	26,207
Chipotle Mexican Grill, Inc. – Class A(b)	57	24,520
Compass Group PLC	1,758	37,778
Crown Resorts Ltd.	1,793	17,988
Darden Restaurants, Inc.	368	32,167
Domino’s Pizza Enterprises Ltd.	317	11,776
Domino’s Pizza, Inc.	151	37,973
Flight Centre Travel Group Ltd.	539	25,066
Galaxy Entertainment Group Ltd.	3,000	26,292
Genting Singapore PLC	17,400	16,331
Hilton Worldwide Holdings, Inc.	532	42,938
InterContinental Hotels Group PLC	495	31,653
Las Vegas Sands Corp.	477	38,451
Marriott International, Inc./MD – Class A	350	47,376
McDonald’s Corp.	324	51,843

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

McDonald’s Holdings Co. Japan Ltd.	400	$20,113
Melco Resorts & Entertainment Ltd. (ADR)	460	15,024
Merlin Entertainments PLC(a)	4,383	21,362
MGM China Holdings Ltd.	6,400	18,501
MGM Resorts International	769	24,185
Norwegian Cruise Line Holdings Ltd.(b)	485	25,385
Oriental Land Co., Ltd./Japan	300	30,653
Paddy Power Betfair PLC	223	27,113
Restaurant Brands International, Inc.	668	39,448
Royal Caribbean Cruises Ltd.	277	29,079
Sands China Ltd.	3,600	21,450
Shangri-La Asia Ltd.	10,000	19,907
SJM Holdings Ltd.	16,000	22,853
Sodexo SA	224	21,780
Starbucks Corp.	666	37,742
Tabcorp Holdings Ltd.	8,286	27,312
TUI AG	1,641	38,074
Whitbread PLC	504	28,221
William Hill PLC	6,112	25,982
Wyndham Worldwide Corp.	277	30,038
Wynn Macau Ltd.	6,800	25,783
Wynn Resorts Ltd.	179	35,086
Yum! Brands, Inc.	630	51,238

		1,234,852

Household Durables – 0.2%
Auto Trader Group PLC(a)	4,579	21,443
Barratt Developments PLC	2,559	18,544
Berkeley Group Holdings PLC	550	31,020
Casio Computer Co., Ltd.	900	13,725
DR Horton, Inc.	836	35,288
Electrolux AB – Class B	748	18,464
Garmin Ltd.	605	36,354
Husqvarna AB – Class B	2,521	24,795
Iida Group Holdings Co., Ltd.	900	17,120
Leggett & Platt, Inc.	679	28,043
Lennar Corp. – Class A	555	28,716
Lennar Corp. – Class B	11	455
Mohawk Industries, Inc.(b)	156	31,830
Newell Brands, Inc.	610	14,384
Nikon Corp.	1,200	19,406
Panasonic Corp.	1,400	18,983
Persimmon PLC	763	28,709
PulteGroup, Inc.	1,261	38,145
Rinnai Corp.	200	19,050
SEB SA	162	29,268
Sekisui Chemical Co., Ltd.	800	13,104

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sekisui House Ltd.	1,100	$19,552
Sharp Corp./Japan	200	5,297
Sony Corp.	500	23,589
Taylor Wimpey PLC	9,372	23,664
Techtronic Industries Co., Ltd.	3,500	20,821
Toll Brothers, Inc.	690	27,248
Whirlpool Corp.(c)	167	24,173

		631,190

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.(b)	29	47,259
Booking Holdings, Inc.(b)	17	35,852
Expedia Group, Inc.	215	26,021
Netflix, Inc.(b)	129	45,356
Qurate Retail, Inc.(b)	1,207	24,538
Rakuten, Inc.	1,299	8,704
Start Today Co., Ltd.	600	20,751
TripAdvisor, Inc.(b)	426	22,212
Zalando SE(a)(b)	491	26,148

		256,841

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	400	16,979
Hasbro, Inc.	367	31,837
Mattel, Inc.(c)	1,058	16,420
Polaris Industries, Inc.	248	27,751
Sankyo Co., Ltd.	400	15,826
Sega Sammy Holdings, Inc.	1,100	19,383
Shimano, Inc.	100	14,093
Yamaha Corp.	400	20,802

		163,091

Media – 0.4%
Altice NV – Class A(b)	704	2,487
Altice NV – Class B(b)	1,011	3,553
Axel Springer SE	600	43,601
CBS Corp. – Class B	447	22,515
Charter Communications, Inc. – Class A(b)	83	21,666
Comcast Corp. – Class A	824	25,692
Dentsu, Inc.	300	14,294
Discovery, Inc. – Class A(b)(c)	1,012	21,343
Discovery, Inc. – Class C(b)	1,427	28,212
DISH Network Corp. – Class A(b)	282	8,333
Eutelsat Communications SA	1,132	21,769
Hakuhodo DY Holdings, Inc.	1,100	16,648
I-CABLE Communications Ltd.(b)	2,936	63
Interpublic Group of Cos., Inc. (The)	1,393	31,482
ITV PLC	7,799	16,822

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

JCDecaux SA	889	$27,771
Lagardere SCA	819	22,150
Liberty Broadband Corp.(b)	346	23,829
Liberty Global PLC – Class A(b)	813	23,179
Liberty Global PLC – Series C(b)	1,811	50,128
Liberty Latin America Ltd. – Class C(b)	937	20,127
Liberty Media Corp.-Liberty SiriusXM – Class A(b)	944	43,660
Liberty Media Corp.-Liberty SiriusXM – Class C(b)	700	32,333
News Corp. – Class A	2,510	37,725
Omnicom Group, Inc.	460	33,157
Pearson PLC	1,740	20,857
ProSiebenSat.1 Media SE	638	18,758
Publicis Groupe SA	351	24,498
RTL Group SA (London)	319	24,044
Schibsted ASA	973	27,428
Schibsted ASA – Class B	1,054	28,676
SES SA	1,380	23,915
Shaw Communications, Inc. – Class B	2,404	48,391
Singapore Press Holdings Ltd.	6,100	11,972
Sirius XM Holdings, Inc.(c)	4,633	32,894
Sky PLC	1,340	24,003
TEGNA, Inc.	850	8,814
Telenet Group Holding NV(b)	522	26,360
Time Warner, Inc.	454	42,749
Toho Co., Ltd./Tokyo	500	17,299
Twenty-First Century Fox, Inc. – Class A	1,016	39,167
Twenty-First Century Fox, Inc. – Class B	1,020	38,933
Viacom, Inc. – Class B	642	17,398
Vivendi SA	1,098	27,762
Walt Disney Co. (The)	397	39,490
WPP PLC	1,472	24,259

		1,160,206

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. – Class A	300	38,195
Dollar General Corp.	382	33,417
Dollar Tree, Inc.(b)	304	25,107
Dollarama, Inc.	452	52,169
Don Quijote Holdings Co., Ltd.	400	21,251
Harvey Norman Holdings Ltd.	3,556	9,655
Isetan Mitsukoshi Holdings Ltd.	1,500	18,463
J Front Retailing Co., Ltd.	1,000	15,692
Kohl’s Corp.	485	32,374
Macy’s, Inc.	699	24,402
Marks & Spencer Group PLC	4,897	18,454

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marui Group Co., Ltd.	900	$18,210
Next PLC	400	30,810
Nordstrom, Inc.	496	24,319
Ryohin Keikaku Co., Ltd.	100	33,885
Takashimaya Co., Ltd.	2,000	16,661
Target Corp.	562	40,964

		454,028

Specialty Retail – 0.3%
ABC-Mart, Inc.	300	18,411
Advance Auto Parts, Inc.	173	22,251
AutoNation, Inc.(b)	587	26,802
AutoZone, Inc.(b)	47	30,518
Bed Bath & Beyond, Inc.	660	11,986
Best Buy Co., Inc.	397	27,095
CarMax, Inc.(b)	276	19,022
CECONOMY AG	963	9,418
Dick’s Sporting Goods, Inc.	553	20,240
Dixons Carphone PLC	4,868	11,958
Dufry AG (REG)(b)	127	17,315
Foot Locker, Inc.	407	21,966
Gap, Inc. (The)	852	23,839
Hennes & Mauritz AB – Class B	936	14,103
Hikari Tsushin, Inc.	100	17,706
Home Depot, Inc. (The)	245	45,705
Industria de Diseno Textil SA	757	23,928
Kingfisher PLC	6,282	25,491
L Brands, Inc.	409	13,869
Lowe’s Cos., Inc.	362	34,394
Nitori Holdings Co., Ltd.	100	17,153
O’Reilly Automotive, Inc.(b)	119	32,060
Ross Stores, Inc.	451	35,575
Shimamura Co., Ltd.	100	10,203
Signet Jewelers Ltd.	287	12,341
Tiffany & Co.	315	41,196
TJX Cos., Inc. (The)	528	47,689
Tractor Supply Co.	570	42,357
Ulta Salon Cosmetics & Fragrance, Inc.(b)	91	22,469
USS Co., Ltd.	700	13,203
Yamada Denki Co., Ltd.	3,500	18,081

		728,344

Textiles, Apparel & Luxury Goods – 0.3%
adidas AG	138	31,303
Asics Corp.	900	14,938
Burberry Group PLC	981	26,951
Christian Dior SE	102	43,436

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cie Financiere Richemont SA (REG)	285	$26,100
Gildan Activewear, Inc.	1,287	37,272
Hanesbrands, Inc.	1,331	24,264
Hermes International	67	47,686
HUGO BOSS AG	261	23,420
Kering SA	75	43,044
Li & Fung Ltd.	38,000	14,696
Lululemon Athletica, Inc.(b)	362	38,028
Luxottica Group SpA	509	31,696
LVMH Moet Hennessy Louis Vuitton SE	90	31,338
Michael Kors Holdings Ltd.(b)	474	27,203
NIKE, Inc. – Class B	676	48,537
Pandora A/S	240	18,922
Puma SE	6	3,640
PVH Corp.	229	36,640
Ralph Lauren Corp.	379	51,006
Swatch Group AG (The)	56	27,245
Swatch Group AG (The) (REG)	301	26,755
Tapestry, Inc.	597	26,101
Under Armour, Inc. – Class A(b)(c)	1,122	23,450
Under Armour, Inc. – Class C(b)(c)	1,242	23,499
VF Corp.	576	46,748
Yue Yuen Industrial Holdings Ltd.	3,500	10,795

		804,713

		6,670,001

Consumer Staples – 2.4%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	31,511
Asahi Group Holdings Ltd.	900	46,932
Brown-Forman Corp. – Class B	1,553	87,838
Carlsberg A/S – Class B	434	48,199
Coca-Cola Amatil Ltd.	5,133	34,426
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	50,400
Coca-Cola Co. (The)	2,349	101,007
Coca-Cola European Partners PLC	1,012	38,434
Coca-Cola HBC AG(b)	1,304	44,510
Constellation Brands, Inc. – Class A	321	71,609
Diageo PLC	1,525	56,033
Dr Pepper Snapple Group, Inc.	924	110,233
Heineken Holding NV	450	43,838
Heineken NV	502	50,238
Kirin Holdings Co., Ltd.	1,800	50,991
Molson Coors Brewing Co. – Class B	775	47,779
Monster Beverage Corp.(b)	1,264	64,666
PepsiCo, Inc.	845	84,711
Pernod Ricard SA	347	58,214

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Remy Cointreau SA	337	$49,844
Suntory Beverage & Food Ltd.	800	35,453
Treasury Wine Estates Ltd.	645	8,058

		1,214,924

Food & Staples Retailing – 0.6%
Aeon Co., Ltd.	2,800	55,406
Alimentation Couche-Tard, Inc. – Class B	1,687	70,441
Carrefour SA	1,249	22,513
Casino Guichard Perrachon SA	448	19,390
Colruyt SA	915	48,545
Costco Wholesale Corp.	505	100,111
Distribuidora Internacional de Alimentacion SA	6,300	21,496
Empire Co., Ltd. – Class A	3,731	71,823
FamilyMart UNY Holdings Co., Ltd.	600	62,156
George Weston Ltd.	1,022	82,960
ICA Gruppen AB	1,334	41,171
J Sainsbury PLC	10,711	45,295
Jeronimo Martins SGPS SA	2,095	32,883
Koninklijke Ahold Delhaize NV	1,925	44,223
Kroger Co. (The)	1,741	42,359
Lawson, Inc.	700	45,535
Loblaw Cos., Ltd.	1,937	100,167
METRO AG	963	12,950
Metro, Inc.	3,499	115,446
Rite Aid Corp.(b)(c)	1,822	2,915
Seven & i Holdings Co., Ltd.	900	39,808
Sundrug Co., Ltd.	900	40,811
Sysco Corp.	1,355	88,116
Tesco PLC	14,259	46,545
Tsuruha Holdings, Inc.	300	44,494
Walgreens Boots Alliance, Inc.	793	49,475
Walmart, Inc.	1,159	95,664
Wesfarmers Ltd.	1,156	39,774
Wm Morrison Supermarkets PLC	13,410	43,761
Woolworths Group Ltd.	2,044	43,898

		1,570,131

Food Products – 0.7%
Ajinomoto Co., Inc.	1,500	28,583
Archer-Daniels-Midland Co.	1,514	66,192
Aryzta AG(b)	572	8,548
Associated British Foods PLC	933	32,846
Barry Callebaut AG (REG)	33	57,803
Bunge Ltd.	891	61,969
Calbee, Inc.	900	32,739
Campbell Soup Co.(c)	1,279	43,026

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Chocoladefabriken Lindt & Spruengli AG	9	$57,536
Chocoladefabriken Lindt & Spruengli AG (REG)	1	75,635
Conagra Brands, Inc.	1,969	72,971
Danone SA	580	44,415
General Mills, Inc.	1,305	55,189
Golden Agri-Resources Ltd.	132,000	31,017
Hershey Co. (The)	758	68,250
Hormel Foods Corp.	1,930	69,268
Ingredion, Inc.	628	69,953
JM Smucker Co. (The)	614	66,005
Kellogg Co.	1,053	67,803
Kerry Group PLC – Class A	503	53,011
Kikkoman Corp.	1,200	56,414
Kraft Heinz Co. (The)	886	50,927
Marine Harvest ASA	1,945	38,913
McCormick & Co., Inc./MD	900	90,900
MEIJI Holdings Co., Ltd.	400	33,969
Mondelez International, Inc. – Class A	1,174	46,103
Nestle SA (REG)	608	45,954
NH Foods Ltd.	500	20,521
Nisshin Seifun Group, Inc.	2,500	52,644
Nissin Foods Holdings Co., Ltd.	600	44,544
Orkla ASA	3,826	34,511
Saputo, Inc.	2,289	79,548
Tate & Lyle PLC	4,685	42,847
Toyo Suisan Kaisha Ltd.	900	32,021
Tyson Foods, Inc. – Class A	1,060	71,518
WH Group Ltd.(a)	40,500	41,493
Wilmar International Ltd.	13,700	33,065
Yakult Honsha Co., Ltd.	500	32,804
Yamazaki Baking Co., Ltd.	1,800	38,897

		1,950,352

Household Products – 0.3%
Church & Dwight Co., Inc.	1,639	76,951
Clorox Co. (The)	669	80,835
Colgate-Palmolive Co.	1,207	76,150
Edgewell Personal Care Co.(b)	667	29,161
Essity AB – Class B	1,288	32,700
Henkel AG & Co. KGaA	338	38,111
Henkel AG & Co. KGaA (Preference Shares)	356	43,950
Kimberly-Clark Corp.	706	71,200
Lion Corp.	1,800	32,803
Procter & Gamble Co. (The)	1,192	87,219
Reckitt Benckiser Group PLC	499	38,195

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Spectrum Brands Holdings, Inc.(c)	551	$43,909
Unicharm Corp.	1,300	40,225

		691,409

Personal Products – 0.2%
Beiersdorf AG	471	53,993
Coty, Inc. – Class A	2,104	27,878
Estee Lauder Cos., Inc. (The) – Class A	855	127,771
Kao Corp.	500	38,620
Kose Corp.	300	64,944
L’Oreal SA	228	54,911
Pola Orbis Holdings, Inc.	1,400	69,030
Shiseido Co., Ltd.	900	71,095
Unilever NV	860	47,961
Unilever PLC	811	44,714

		600,917

Tobacco – 0.1%
Altria Group, Inc.	1,060	59,084
British American Tobacco PLC	579	29,720
British American Tobacco PLC (Sponsored ADR)	643	32,922
Imperial Brands PLC	987	35,519
Japan Tobacco, Inc.	1,099	29,610
Philip Morris International, Inc.	715	56,871
Swedish Match AB	1,345	63,793

		307,519

		6,335,252

Materials – 2.1%
Chemicals – 1.2%
Air Liquide SA	407	50,247
Air Products & Chemicals, Inc.	522	84,256
Air Water, Inc.	1,200	23,268
Akzo Nobel NV	460	40,385
Albemarle Corp.(c)	546	51,035
Arkema SA	294	35,858
Asahi Kasei Corp.	3,000	41,016
Axalta Coating Systems Ltd.(b)	2,149	66,855
BASF SE	444	43,838
Celanese Corp. – Class A	722	81,528
CF Industries Holdings, Inc.	1,192	49,039
Chr Hansen Holding A/S	469	45,034
Covestro AG(a)	458	41,725
Croda International PLC	648	40,098
Daicel Corp.	1,800	20,284
DowDuPont, Inc.	2,104	134,887
Eastman Chemical Co.	794	82,822

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ecolab, Inc.	833	$118,794
EMS-Chemie Holding AG (REG)	47	29,361
Evonik Industries AG	1,232	43,221
FMC Corp.	742	64,621
FUCHS PETROLUB SE (Preference Shares)	915	47,984
Givaudan SA (REG)	25	55,710
Hitachi Chemical Co., Ltd.	800	17,159
Incitec Pivot Ltd.	7,237	18,762
International Flavors & Fragrances, Inc.	533	65,095
Johnson Matthey PLC	1,127	52,551
JSR Corp.	1,300	25,259
K&S AG (REG)	1,009	26,969
Kaneka Corp.	3,000	30,792
Kansai Paint Co., Ltd.	1,000	21,389
Koninklijke DSM NV	642	63,963
Kuraray Co., Ltd.	1,400	21,370
LANXESS AG	442	34,949
Linde AG	192	39,719
LyondellBasell Industries NV – Class A	645	72,317
Methanex Corp.	1,103	75,354
Mitsubishi Chemical Holdings Corp.	3,200	29,470
Mitsubishi Gas Chemical Co., Inc.	1,100	27,938
Mitsui Chemicals, Inc.	800	23,047
Monsanto Co.	797	101,586
Mosaic Co. (The)	2,007	55,172
Nippon Paint Holdings Co., Ltd.	600	25,001
Nissan Chemical Industries Ltd.	600	28,093
Nitto Denko Corp.	300	23,459
Novozymes A/S – Class B	559	28,513
Nutrien Ltd.	3,184	161,115
Orica Ltd.	1,553	20,701
PPG Industries, Inc.	660	66,607
Praxair, Inc.	436	68,129
Sherwin-Williams Co. (The)	231	87,607
Shin-Etsu Chemical Co., Ltd.	300	29,832
Sika AG	6	47,985
Solvay SA	330	44,232
Sumitomo Chemical Co., Ltd.	4,000	24,079
Symrise AG	710	57,627
Taiyo Nippon Sanso Corp.	2,100	31,024
Teijin Ltd.	1,100	21,259
Toray Industries, Inc.	2,500	20,401
Umicore SA	1,130	63,743
WR Grace & Co.	870	62,283
Yara International ASA	866	35,747

		3,042,164

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction Materials – 0.1%
Boral Ltd.	4,494	$21,246
CRH PLC	1,075	39,665
Fletcher Building Ltd.	6,320	29,135
HeidelbergCement AG	356	31,452
Imerys SA	563	47,988
James Hardie Industries PLC	1,450	24,219
LafargeHolcim Ltd. (REG)(b)	595	30,562
Martin Marietta Materials, Inc.	237	52,820
Taiheiyo Cement Corp.	700	25,777
Vulcan Materials Co.	393	50,202

		353,066

Containers & Packaging – 0.2%
Amcor Ltd./Australia	2,606	27,654
Avery Dennison Corp.	978	102,719
Ball Corp.	1,802	66,584
CCL Industries, Inc. – Class B	1,790	88,589
Crown Holdings, Inc.(b)	1,332	57,729
International Paper Co.	1,270	67,945
Packaging Corp. of America	678	79,665
Sealed Air Corp.	1,509	65,732
Toyo Seikan Group Holdings Ltd.	2,000	33,454
WestRock Co.	1,050	61,824

		651,895

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	39,852
Alumina Ltd.	11,360	22,894
Anglo American PLC	1,415	33,790
Antofagasta PLC	2,036	28,509
ArcelorMittal	987	31,898
Barrick Gold Corp. (Toronto)	2,364	31,122
BHP Billiton Ltd.	1,146	28,492
BHP Billiton PLC	1,449	33,317
Boliden AB	977	34,453
Boliden AB(b)	977	635
Eldorado Gold Corp.(b)	7,136	8,090
First Quantum Minerals Ltd.	3,202	50,255
Fortescue Metals Group Ltd.	2,635	9,289
Franco-Nevada Corp.	739	52,111
Freeport-McMoRan, Inc.	2,604	44,007
Fresnillo PLC	1,276	22,550
Glencore PLC(b)	5,705	28,175
Goldcorp, Inc.	3,213	45,918
Hitachi Metals Ltd.	1,600	17,502
JFE Holdings, Inc.	1,300	26,749

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kinross Gold Corp.(b)	6,730	$24,291
Kobe Steel Ltd.	2,300	22,951
Maruichi Steel Tube Ltd.	700	23,098
Mitsubishi Materials Corp.	800	22,136
Newcrest Mining Ltd.	981	15,380
Newmont Mining Corp.	1,386	53,957
Nippon Steel & Sumitomo Metal Corp.	1,200	25,050
Norsk Hydro ASA	4,362	27,451
Nucor Corp.	910	58,413
Randgold Resources Ltd.	312	24,804
Rio Tinto Ltd.	439	27,408
Rio Tinto PLC	669	37,732
South32 Ltd.	7,874	22,076
Sumitomo Metal Mining Co., Ltd.	1,000	37,995
Teck Resources Ltd. – Class B	2,652	71,935
thyssenkrupp AG	1,007	26,569
Turquoise Hill Resources Ltd.(b)	6,412	18,050
voestalpine AG	636	33,961
Wheaton Precious Metals Corp.	1,870	40,873
Yamana Gold, Inc.	7,199	20,932

		1,224,670

Paper & Forest Products – 0.1%
Mondi PLC	1,889	52,383
Oji Holdings Corp.	5,000	32,728
Stora Enso Oyj – Class R	2,477	50,811
Svenska Cellulosa AB SCA – Class B	1,288	14,277
UPM-Kymmene Oyj	1,348	49,481
West Fraser Timber Co., Ltd.	1,065	77,399

		277,079

		5,548,874

Energy – 2.0%
Energy Equipment & Services – 0.1%
Apergy Corp.(b)	214	9,243
Baker Hughes a GE Co. – Class A	758	26,219
Core Laboratories NV	280	34,770
Halliburton Co.	747	37,156
Helmerich & Payne, Inc.	490	32,526
National Oilwell Varco, Inc.	851	35,248
Petrofac Ltd.	6,919	53,482
Saipem SpA(b)	858	3,639
Schlumberger Ltd.	606	41,614
TechnipFMC PLC	994	30,963
Tenaris SA	3,797	68,237
Weatherford International PLC(b)(c)	2,627	8,906

		382,003

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.9%
AltaGas Ltd.	3,076	$60,376
Anadarko Petroleum Corp.	586	40,903
Andeavor	483	69,760
Antero Resources Corp.(b)	1,271	24,289
Apache Corp.	607	24,280
ARC Resources Ltd.	2,540	26,172
BP PLC	13,599	104,008
Cabot Oil & Gas Corp.	1,013	23,147
Caltex Australia Ltd.	2,288	50,742
Cameco Corp.	2,728	28,214
Canadian Natural Resources Ltd. (Toronto)	1,035	35,833
Cenovus Energy, Inc.	2,621	27,653
Cheniere Energy, Inc.(b)	609	40,572
Chevron Corp.	461	57,302
China Petroleum & Chemical Corp. – Class H	470,000	457,206
China Shenhua Energy Co., Ltd. – Class H	199,000	517,666
Cimarex Energy Co.	268	24,903
Concho Resources, Inc.(b)	241	33,092
ConocoPhillips	716	48,251
Continental Resources, Inc./OK(b)	603	40,606
Crescent Point Energy Corp.	2,365	19,043
Devon Energy Corp.	669	27,810
Diamondback Energy, Inc.	286	34,537
Enagas SA	3,496	93,252
Enbridge, Inc. (Toronto)	1,314	40,831
Encana Corp.	2,016	25,655
Eni SpA	4,936	89,574
EOG Resources, Inc.	364	42,883
EQT Corp.	539	27,780
Equinor ASA	4,590	120,660
Exxon Mobil Corp.	713	57,924
Galp Energia SGPS SA	4,711	87,451
Hess Corp.	565	34,137
HollyFrontier Corp.	1,019	78,646
Husky Energy, Inc.	3,080	44,445
Idemitsu Kosan Co., Ltd.	1,300	43,391
Imperial Oil Ltd.	1,534	50,187
Inpex Corp.	4,500	49,862
Inter Pipeline Ltd.	3,237	61,140
JXTG Holdings, Inc.	10,100	64,884
Keyera Corp.	1,731	48,528
Kinder Morgan, Inc./DE	1,880	31,358
Koninklijke Vopak NV	1,705	83,706
Lundin Petroleum AB	2,787	88,377
Marathon Oil Corp.	1,390	29,788

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marathon Petroleum Corp.	622	$49,157
Murphy Oil Corp.	914	28,105
Neste Oyj	1,560	127,483
Newfield Exploration Co.(b)	746	21,813
Noble Energy, Inc.	924	32,987
Occidental Petroleum Corp.	693	58,351
Oil Search Ltd.	7,596	47,371
OMV AG	1,553	88,987
ONEOK, Inc.	703	47,916
Origin Energy Ltd.(b)	6,206	44,809
Parsley Energy, Inc. – Class A(b)	749	22,080
Pembina Pipeline Corp.	2,130	74,088
Peyto Exploration & Development Corp.	1,639	13,387
Phillips 66	607	70,709
Pioneer Natural Resources Co.	178	34,372
PrairieSky Royalty Ltd.	1,883	38,819
Range Resources Corp.	940	14,890
Royal Dutch Shell PLC – Class A	3,106	107,692
Royal Dutch Shell PLC – Class B	3,120	111,435
Santos Ltd.(b)	11,768	51,947
Seven Generations Energy Ltd.(b)	1,456	18,843
Showa Shell Sekiyu KK	4,200	55,654
Snam SpA	22,765	93,167
Southwestern Energy Co.(b)	2,381	11,262
Suncor Energy, Inc. (Toronto)	1,483	59,064
Targa Resources Corp.	621	30,199
TOTAL SA	1,632	99,216
Tourmaline Oil Corp.	1,532	30,555
TransCanada Corp.	1,444	60,451
Valero Energy Corp.	618	74,902
Vermilion Energy, Inc.	920	32,249
Williams Cos., Inc. (The)	1,051	28,230
Woodside Petroleum Ltd.	2,048	50,044

		4,841,058

		5,223,061

Utilities – 1.7%
Electric Utilities – 0.9%
Alliant Energy Corp.	1,649	68,302
American Electric Power Co., Inc.	1,054	71,619
AusNet Services	25,318	31,022
Chubu Electric Power Co., Inc.	2,200	34,036
Chugoku Electric Power Co., Inc. (The)	2,700	35,239
CK Infrastructure Holdings Ltd.	4,000	30,119
CLP Holdings Ltd.	5,000	52,498
Contact Energy Ltd.	9,286	37,361

50 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Duke Energy Corp.	865	$66,743
Edison International	797	49,542
EDP – Energias de Portugal SA	18,050	70,596
Electricite de France SA	3,570	47,381
Emera, Inc.	2,500	78,089
Endesa SA	3,408	75,190
Enel SpA	10,639	58,470
Entergy Corp.	880	71,201
Eversource Energy	1,141	65,128
Exelon Corp.	1,491	61,713
FirstEnergy Corp.	1,915	65,914
Fortis, Inc./Canada	2,662	85,058
Fortum Oyj	4,004	93,990
HK Electric Investments & HK Electric Investments Ltd. – Class SS(a)	35,797	34,687
Hokuriku Electric Power Co.(b)	3,500	35,139
Hydro One Ltd.(a)	3,582	53,760
Iberdrola SA	7,327	52,032
Kansai Electric Power Co., Inc. (The)	1,900	27,302
Kyushu Electric Power Co., Inc.	2,000	23,624
Mercury NZ Ltd.	14,799	33,375
NextEra Energy, Inc.	539	89,372
OGE Energy Corp.	1,973	69,095
Orsted A/S(a)	1,497	89,590
PG&E Corp.	922	39,950
Pinnacle West Capital Corp.	753	59,946
Power Assets Holdings Ltd.	5,500	38,253
PPL Corp.	1,790	48,903
Red Electrica Corp. SA	3,748	73,177
Southern Co. (The)	1,397	62,725
SSE PLC	3,489	63,380
Terna Rete Elettrica Nazionale SpA	13,636	72,196
Tohoku Electric Power Co., Inc.	2,300	29,322
Tokyo Electric Power Co. Holdings, Inc.(b)	6,500	30,799
Westar Energy, Inc.	973	55,169
Xcel Energy, Inc.	1,190	54,169

		2,385,176

Gas Utilities – 0.2%
APA Group	5,017	32,903
Atmos Energy Corp.	860	76,721
Gas Natural SDG SA	2,625	64,437
Hong Kong & China Gas Co., Ltd.	30,346	65,447
Osaka Gas Co., Ltd.	2,000	43,547
Toho Gas Co., Ltd.	800	25,200
Tokyo Gas Co., Ltd.	1,200	32,631
UGI Corp.	1,317	66,469

		407,355

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp./VA	4,046	$51,587
Electric Power Development Co., Ltd.	1,303	34,523
Meridian Energy Ltd.	16,289	33,993

		120,103

Multi-Utilities – 0.5%
AGL Energy Ltd.	1,749	29,152
Ameren Corp.	1,162	68,779
Atco Ltd./Canada – Class I	1,665	50,608
Canadian Utilities Ltd. – Class A	2,932	71,163
CenterPoint Energy, Inc.	2,121	55,422
Centrica PLC	23,244	45,010
CMS Energy Corp.	1,535	70,810
Consolidated Edison, Inc.	866	66,448
Dominion Energy, Inc.	792	50,839
DTE Energy Co.	687	70,369
E.ON SE	6,694	70,911
Engie SA	3,398	53,603
Innogy SE(a)	2,098	88,466
National Grid PLC	4,604	50,814
NiSource, Inc.	2,608	65,982
Public Service Enterprise Group, Inc.	1,187	62,887
RWE AG	2,734	62,012
SCANA Corp.	783	28,423
Sempra Energy	547	58,272
Suez	3,280	45,014
United Utilities Group PLC	6,181	63,628
Veolia Environnement SA	2,624	59,530
WEC Energy Group, Inc.	1,055	66,623

		1,354,765

Water Utilities – 0.1%
American Water Works Co., Inc.	869	72,248
Severn Trent PLC	2,353	62,111

		134,359

		4,401,758

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	370	46,220
American Tower Corp.	354	48,983
Ascendas Real Estate Investment Trust	9,200	18,179
AvalonBay Communities, Inc.	234	38,736
Boston Properties, Inc.	360	43,837
British Land Co. PLC (The)	5,156	46,415

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Brixmor Property Group, Inc.	1,101	$17,484
Camden Property Trust	472	41,536
CapitaLand Commercial Trust	14,000	17,847
CapitaLand Mall Trust	12,000	18,548
Colony NorthStar, Inc. – Class A(c)	3,138	18,483
Crown Castle International Corp.	494	51,450
Daiwa House REIT Investment Corp.	6	14,131
Dexus	2,267	16,911
Digital Realty Trust, Inc.	378	40,627
Duke Realty Corp.	1,323	37,203
Equinix, Inc.	91	36,113
Equity Residential	641	41,018
Essex Property Trust, Inc.	185	44,220
Extra Space Storage, Inc.	489	47,066
Federal Realty Investment Trust	282	33,527
Fonciere Des Regions	424	44,198
Gecina SA	296	51,175
GGP, Inc.	1,214	24,620
Goodman Group	2,849	20,080
GPT Group (The)	4,611	17,495
H&R Real Estate Investment Trust	3,643	56,783
Hammerson PLC	5,647	41,020
HCP, Inc.	1,144	27,422
Host Hotels & Resorts, Inc.	1,706	36,901
ICADE	547	50,807
Intu Properties PLC	9,375	24,813
Iron Mountain, Inc.	1,144	38,084
Japan Prime Realty Investment Corp.	6	21,781
Japan Real Estate Investment Corp.	4	20,962
Japan Retail Fund Investment Corp.	8	14,508
JBG SMITH Properties	232	8,558
Kimco Realty Corp.	1,471	22,742
Klepierre SA	1,062	41,368
Land Securities Group PLC	3,092	38,165
Liberty Property Trust	1,003	44,343
Link REIT	3,000	26,432
Macerich Co. (The)	493	27,426
Mid-America Apartment Communities, Inc.	487	45,564
Mirvac Group	10,349	17,962
National Retail Properties, Inc.	864	35,795
Nippon Building Fund, Inc.	4	22,395
Nippon Prologis REIT, Inc.	7	14,589
Nomura Real Estate Master Fund, Inc.	12	16,804
Prologis, Inc.	721	46,396
Public Storage	203	43,003
Realty Income Corp.	678	36,137

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Regency Centers Corp.	664	$38,565
RioCan Real Estate Investment Trust (Toronto)	3,105	56,396
SBA Communications Corp.(b)	280	44,260
Scentre Group	5,795	18,301
Segro PLC	5,086	44,200
Simon Property Group, Inc.	199	31,884
SL Green Realty Corp.	359	35,010
SmartCentres Real Estate Investment Trust	1,619	36,735
Stockland	5,177	16,236
Suntec Real Estate Investment Trust	13,300	17,826
UDR, Inc.	1,200	43,764
Unibail-Rodamco SE	156	35,123
Unibail-Rodamco SE(b)	959	10,663
United Urban Investment Corp.	12	18,380
Ventas, Inc.	613	33,506
VEREIT, Inc.	3,437	24,609
Vicinity Centres	8,394	16,927
Vornado Realty Trust	465	32,415
Welltower, Inc.	621	35,801
Weyerhaeuser Co.	1,110	41,436

		2,328,899

Real Estate Management & Development – 0.3%
Aeon Mall Co., Ltd.	900	17,323
CapitaLand Ltd.	6,700	17,265
CBRE Group, Inc. – Class A(b)	938	43,326
City Developments Ltd.	2,300	19,198
CK Asset Holdings Ltd.	2,684	22,310
Daito Trust Construction Co., Ltd.	100	16,299
Daiwa House Industry Co., Ltd.	500	18,061
Deutsche Wohnen SE	1,099	51,520
First Capital Realty, Inc.	2,575	41,745
Hang Lung Group Ltd.	4,000	12,365
Hang Lung Properties Ltd.	7,000	15,850
Henderson Land Development Co., Ltd.	3,465	22,712
Hongkong Land Holdings Ltd.	2,200	15,950
Hulic Co., Ltd.	1,800	18,413
Hysan Development Co., Ltd.	4,000	23,076
Jones Lang LaSalle, Inc.	249	40,776
Kerry Properties Ltd.	4,500	23,999
LendLease Group	1,330	18,822
Mitsubishi Estate Co., Ltd.	900	16,285
Mitsui Fudosan Co., Ltd.	700	17,503
New World Development Co., Ltd.	16,287	24,872
Nomura Real Estate Holdings, Inc.	800	18,684
Sino Land Co., Ltd.	10,000	17,233

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sumitomo Realty & Development Co., Ltd.	1,000	$37,633
Sun Hung Kai Properties Ltd.	1,000	16,086
Swire Pacific Ltd. – Class A	2,500	25,701
Swire Properties Ltd.	5,200	20,361
Swiss Prime Site AG (REG)(b)	732	68,336
Tokyo Tatemono Co., Ltd.	1,300	17,957
Tokyu Fudosan Holdings Corp.	2,900	21,352
UOL Group Ltd.	3,428	20,730
Vonovia SE	1,235	58,209
Wharf Holdings Ltd. (The)	2,000	6,434
Wharf Real Estate Investment Co., Ltd.	2,000	15,378
Wheelock & Co., Ltd.	2,000	15,021

		856,785

		3,185,684

Telecommunication Services – 0.7%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	2,120	68,518
BCE, Inc.	3,032	126,298
BT Group PLC	7,665	20,788
CenturyLink, Inc.	3,838	69,928
Deutsche Telekom AG (REG)	2,256	34,948
Elisa Oyj	1,116	49,999
Eurazeo SA	605	47,328
Frontier Communications Corp.(c)	2,474	18,382
HKT Trust & HKT Ltd. – Class SS	15,000	18,908
Iliad SA	138	23,355
Inmarsat PLC	3,662	18,207
Koninklijke KPN NV	12,242	33,260
Nippon Telegraph & Telephone Corp.	600	28,030
Orange SA	2,176	37,451
PCCW Ltd.	34,000	19,987
Proximus SADP	1,770	47,361
Singapore Telecommunications Ltd.	7,300	17,874
Spark New Zealand Ltd.	7,582	19,382
Swisscom AG (REG)	114	50,863
TDC A/S(b)	5,676	44,719
Telecom Italia SpA/Milano (ordinary shares)(b)	31,583	25,416
Telecom Italia SpA/Milano (savings shares)	39,625	27,768
Telefonica Deutschland Holding AG	7,772	32,837
Telefonica SA	3,229	28,482
Telenor ASA	2,325	47,892
Telia Co. AB	12,753	59,795
Telstra Corp., Ltd.	7,921	16,737
TELUS Corp.	3,342	117,509

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

TPG Telecom Ltd.		4,421	$18,586
Verizon Communications, Inc.		1,696	80,848
Vocus Group Ltd.(b)		10,099	18,361
Zayo Group Holdings, Inc.(b)		1,513	52,652

			1,322,469

Wireless Telecommunication Services – 0.2%
KDDI Corp.		800	21,579
Millicom International Cellular SA		591	37,240
NTT DOCOMO, Inc.		1,000	25,792
Rogers Communications, Inc. – Class B		2,193	102,918
SoftBank Group Corp.		200	14,192
Sprint Corp.(b)(c)		2,737	14,068
StarHub Ltd.		10,000	14,383
T-Mobile US, Inc.(b)		690	38,433
Tele2 AB – Class B		4,849	59,337
Vodafone Group PLC		17,886	45,707

			373,649

			1,696,118

Total Common Stocks (cost $53,779,235)			68,064,891

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
Risk Share Floating Rate – 3.5%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 6.96% (LIBOR 1 Month + 5.00%), 7/25/25(g)	U.S.$	1,136	1,292,559
Series 2015-C03, Class 2M2 6.96% (LIBOR 1 Month + 5.00%), 7/25/25(g)		6,992	7,776,979

Total Collateralized Mortgage Obligations (cost $8,150,818)			9,069,538

		Shares
PREFERRED STOCKS – 1.5%
Financials – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Apartment Investment & Management Co. Series A 6.875%(c)		42,000	1,095,780

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Hersha Hospitality Trust Series C 6.875%		60,000	$1,458,000
Pebblebrook Hotel Trust Series C 6.50%(c)		58,525	1,442,056

Total Preferred Stocks (cost $4,013,125)			3,995,836

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.4%
Mexico – 0.4%
Mexico Government International Bond 4.125%, 1/21/26 (cost $1,170,959)	U.S.$	1,174	1,161,673

EMERGING MARKETS – CORPORATE BONDS – 0.3%
Industrial – 0.3%
Energy – 0.3%
Petrobras Global Finance BV 5.625%, 5/20/43 (cost $511,913)		768	643,200

		Contracts
OPTIONS PURCHASED – PUTS – 0.1%
Options on Forward Contracts – 0.0%
USD/MXN Expiration: Aug 2018; Contracts: 2,800,000; Exercise Price: USD 17.50; Counterparty: Credit Suisse International(b)	USD	2,800,000	2,296

Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Jul 2018; Contracts: 48,400; Exercise Price: USD 265.00; Counterparty: Morgan Stanley & Co., Inc.(b)	USD	484	147,620

Total Options Purchased – Puts (premiums paid $192,802)			149,916

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.0%
Funds and Investment Trusts – 0.0%
Altaba, Inc.(b)(i) (cost $40,415)		1,120	$86,419

RIGHTS – 0.0%
Consumer Discretionary – 0.0%
Media – 0.0%
Altice NV, – Class A, expiring 6/08/18(b)(d)		704	5,134
Altice NV, – Class B, expiring 6/08/18(b)(d)		1,011	7,373

			12,507

Industrials – 0.0%
Construction & Engineering – 0.0%
Ferrovial SA, expiring 5/31/18(b)		951	347

Total Rights (cost $12,563)			12,854

OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
SEK/EUR Expiration: Jun 2018; Contracts: 21,767,300; Exercise Price: SEK 9.99; Counterparty: BNP Paribas SA(b) (premiums paid $18,049)	SEK	21,767,300	600

		Shares
SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.57%(j)(i)(k) (cost $9,026,718)		9,026,718	9,026,718

Total Investments Before Security Lending Collateral for Securities Loaned – 96.9% (cost $241,768,404)			253,902,272

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.57%(j)(i)(k) (cost $748,882)		748,882	748,882

Total Investments – 97.2% (cost $242,517,286)			254,651,154
Other assets less liabilities – 2.8%			7,401,819

Net Assets – 100.0%			$262,052,973

58 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	33	July 2018	USD	33		$2,611,350	$2,549,250	$(62,100)
Canadian 10 Yr Bond Futures	135	September 2018	CAD	13,500		13,820,969	14,153,864	332,895
Cattle Feeder Futures	36	August 2018	USD	1,800		2,566,522	2,653,200	86,678
Cocoa Futures	49	July 2018	USD	0	**	1,282,490	1,202,460	(80,030)
Cocoa Futures	103	July 2018	GBP	1		2,610,036	2,427,647	(182,389)
Coff Robusta Futures	104	July 2018	USD	1		1,831,619	1,822,080	(9,539)
Coffee ‘C’ Futures	54	July 2018	USD	2,025		2,383,623	2,504,925	121,302
Copper Futures	46	July 2018	USD	1,150		3,638,266	3,524,750	(113,516)
Corn Futures	157	July 2018	USD	785		3,054,307	3,092,900	38,593
Cotton No.2 Futures	43	July 2018	USD	2,150		1,783,630	2,002,725	219,095
Euro STOXX 50 Index Futures	255	June 2018	EUR	3		9,994,292	10,156,536	162,244
FTSE 100 Index Futures	84	June 2018	GBP	1		8,277,439	8,564,740	287,301
Gasoline RBOB Futures	31	June 2018	USD	1,302		2,761,045	2,812,971	51,926
Gold 100 OZ Futures	37	August 2018	USD	4		4,800,843	4,827,390	26,547
Hang Seng Index Futures	3	June 2018	HKD	0	**	585,677	583,250	(2,427)
KC HRW Wheat Futures	66	July 2018	USD	330		1,655,233	1,790,250	135,017
Lean Hogs Futures	78	July 2018	USD	3,120		2,465,826	2,435,160	(30,666)
Live Cattle Futures	51	August 2018	USD	2,040		2,100,913	2,120,580	19,667
LME Lead Futures	49	July 2018	USD	1		2,860,087	3,008,906	148,819
LME Nickel Futures	18	July 2018	USD	0	**	1,539,379	1,640,412	101,033
LME Primary Aluminum Futures	43	July 2018	USD	1		2,417,000	2,483,250	66,250
LME Zinc Futures	34	July 2018	USD	1		2,756,604	2,632,875	(123,729)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 59

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	57	September 2018	GBP	5,700		$9,126,188	$9,354,933	$228,745
Low SU Gasoil Futures	43	July 2018	USD	4		2,778,853	2,931,525	152,672
Mini MSCI Emerging Market Futures	183	June 2018	USD	9		10,729,123	10,263,555	(465,568)
Natural Gas Futures	137	June 2018	USD	1,370		3,864,125	4,044,240	180,115
Nikkei 225 (CME) Futures	64	June 2018	USD	0	**	6,820,986	7,072,000	251,014
NY Harbor ULSD Futures	31	June 2018	USD	1,302		2,771,473	2,870,389	98,916
Palladium Futures	25	September 2018	USD	3		2,415,570	2,454,250	38,680
Platinum Futures	92	July 2018	USD	5		4,246,257	4,186,460	(59,797)
Russell 2000 E-Mini Futures	136	June 2018	USD	7		10,726,937	11,112,560	385,623
S&P 500 E-Mini Futures	59	June 2018	USD	3		7,902,037	7,981,225	79,188
S&P Mid 400 E-Mini Futures	16	June 2018	USD	2		3,081,080	3,115,200	34,120
Silver Futures	33	July 2018	USD	165		2,755,583	2,715,570	(40,013)
Soybean Futures	75	July 2018	USD	375		3,843,772	3,819,375	(24,397)
Soybean Meal Futures	8	September 2018	USD	1		302,742	300,640	(2,102)
Soybean Meal Futures	79	July 2018	USD	8		2,990,824	2,964,870	(25,954)
Soybean Oil Futures	229	July 2018	USD	13,740		4,303,416	4,275,888	(27,528)
Sugar 11 (World) Futures	177	June 2018	USD	19,824		2,267,585	2,535,490	267,905
TOPIX Index Futures	12	June 2018	JPY	120		1,878,647	1,924,346	45,699
U.S. T-Note 5 Yr (CBT) Futures	34	September 2018	USD	3,400		3,847,434	3,872,281	24,847
Wheat (CBT) Futures	78	July 2018	USD	390		1,845,607	2,052,375	206,768
WTI Crude Futures	31	September 2018	USD	31		2,076,738	2,049,410	(27,328)

60 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Cocoa Futures	116	July 2018	USD	1		$3,192,509	$2,846,640	$345,869
Gold 100 OZ Futures	14	August 2018	USD	1		1,814,042	1,826,580	(12,538)
Japan 10 Yr Bond (OSE) Futures	19	June 2018	JPY	1,900,000		26,320,608	26,367,882	(47,274)
S&P TSX 60 Index Futures	34	June 2018	CAD	7		4,910,191	4,978,590	(68,399)
SPI 200 Futures	10	June 2018	AUD	0	**	1,153,260	1,137,400	15,860
Wheat (CBT) Futures	34	July 2018	USD	170		887,443	894,625	(7,182)

								$2,740,912

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	2,176	USD	1,582	7/17/18	$59,306
Australia and New Zealand Banking Group Ltd.	AUD	1,380	USD	1,065	7/17/18	21,230
Bank of America, NA	JPY	112,884	USD	1,062	7/17/18	20,888
Bank of America, NA	RUB	32,673	USD	519	6/26/18	(3,827)
Bank of America, NA	BRL	3,780	USD	1,012	6/04/18	(3,517)
Bank of America, NA	BRL	5,662	USD	1,576	6/04/18	55,370
Bank of America, NA	NZD	728	USD	529	7/17/18	19,143
Bank of America, NA	EUR	431	USD	537	7/17/18	31,464
Bank of America, NA	GBP	380	USD	536	7/17/18	30,207
Bank of America, NA	USD	536	EUR	431	7/17/18	(30,070)
Bank of America, NA	USD	1,217	CHF	1,197	6/28/18	(281)
Bank of America, NA	USD	1,334	CAD	1,704	6/12/18	(19,928)
Bank of America, NA	USD	1,515	BRL	5,662	6/04/18	5,269
Bank of America, NA	USD	1,589	CAD	2,018	7/17/18	(31,089)
Bank of America, NA	USD	1,055	BRL	3,780	6/04/18	(40,252)
Bank of America, NA	USD	535	NOK	4,182	7/17/18	(22,638)
Bank of America, NA	USD	2,092	ZAR	26,039	7/17/18	(58,357)
Bank of America, NA	USD	2,556	RUB	158,024	6/26/18	(27,399)
Bank of America, NA	USD	952	JPY	103,074	6/28/18	(2,750)
Barclays Bank PLC	KRW	3,190,678	USD	2,964	7/26/18	5,596
Barclays Bank PLC	JPY	225,200	USD	2,117	7/17/18	40,379
Barclays Bank PLC	INR	53,904	USD	782	8/09/18	(10,228)
Barclays Bank PLC	TWD	54,858	USD	1,880	6/07/18	49,149
Barclays Bank PLC	CNY	12,609	USD	1,977	6/19/18	13,882
Barclays Bank PLC	CAD	12,376	USD	9,628	6/19/18	78,433
Barclays Bank PLC	MYR	11,475	USD	2,810	7/12/18	(60,470)
Barclays Bank PLC	CNY	6,069	USD	945	7/17/18	1,550
Barclays Bank PLC	BRL	5,915	USD	1,589	6/04/18	448

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 61

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	PLN	4,376	USD	1,248	7/17/18	$62,906
Barclays Bank PLC	MYR	10,545	USD	2,690	7/12/18	51,557
Barclays Bank PLC	CNY	3,387	USD	531	6/28/18	3,880
Barclays Bank PLC	GBP	5,635	USD	7,854	6/19/18	357,686
Barclays Bank PLC	CHF	2,035	USD	2,130	7/17/18	57,152
Barclays Bank PLC	ILS	1,892	USD	530	7/17/18	(2,453)
Barclays Bank PLC	ILS	3,697	USD	1,070	7/17/18	29,291
Barclays Bank PLC	NZD	1,733	USD	1,215	8/09/18	2,630
Barclays Bank PLC	CAD	1,367	USD	1,051	6/12/18	(3,439)
Barclays Bank PLC	BRL	1,304	USD	349	7/03/18	(47)
Barclays Bank PLC	BRL	1,304	USD	349	6/04/18	(1,213)
Barclays Bank PLC	NZD	736	USD	527	7/17/18	12,012
Barclays Bank PLC	AUD	692	USD	528	7/17/18	4,160
Barclays Bank PLC	USD	1,148	GBP	824	6/19/18	(52,303)
Barclays Bank PLC	USD	1,056	EUR	845	7/17/18	(65,219)
Barclays Bank PLC	GBP	992	SEK	11,535	6/14/18	(10,211)
Barclays Bank PLC	USD	1,064	CHF	1,059	7/17/18	14,853
Barclays Bank PLC	USD	350	BRL	1,304	6/04/18	(99)
Barclays Bank PLC	EUR	1,336	GBP	1,170	7/17/18	(7,852)
Barclays Bank PLC	EUR	1,493	JPY	197,958	7/17/18	74,399
Barclays Bank PLC	CAD	1,699	JPY	144,830	6/12/18	21,283
Barclays Bank PLC	USD	531	PLN	1,785	7/17/18	(47,404)
Barclays Bank PLC	USD	4,830	MYR	19,078	7/12/18	(57,129)
Barclays Bank PLC	USD	510	MYR	2,089	7/12/18	13,095
Barclays Bank PLC	USD	522	TRY	2,136	7/17/18	(59,028)
Barclays Bank PLC	USD	530	TRY	2,524	6/21/18	23,311
Barclays Bank PLC	USD	529	NOK	4,063	7/17/18	(32,069)
Barclays Bank PLC	USD	1,583	BRL	5,915	6/04/18	5,504
Barclays Bank PLC	USD	1,584	BRL	5,915	7/03/18	212
Barclays Bank PLC	USD	522	ZAR	6,159	7/17/18	(40,685)
Barclays Bank PLC	USD	1,061	SEK	9,244	7/26/18	(8,477)
Barclays Bank PLC	USD	3,731	TWD	109,286	6/07/18	(83,322)
Barclays Bank PLC	USD	2,108	MXN	41,410	6/14/18	(35,443)
Barclays Bank PLC	USD	524	INR	35,413	8/09/18	(3,242)
Barclays Bank PLC	USD	1,360	JPY	147,692	7/17/18	1,477
BNP Paribas SA	INR	125,355	USD	1,833	8/09/18	(10,054)
BNP Paribas SA	TWD	47,102	USD	1,588	6/07/18	15,664
BNP Paribas SA	AUD	7,111	USD	5,579	6/19/18	200,814
BNP Paribas SA	BRL	3,880	USD	1,038	6/04/18	(3,610)
BNP Paribas SA	CAD	1,360	USD	1,048	6/12/18	(931)
BNP Paribas SA	GBP	371	USD	527	7/17/18	33,006
BNP Paribas SA	USD	1,343	TRY	6,292	6/21/18	35,788
BNP Paribas SA	USD	1,051	BRL	3,880	6/04/18	(9,415)
BNP Paribas SA	USD	1,042	INR	71,398	8/09/18	7,572
Citibank, NA	JPY	341,179	USD	3,197	7/17/18	51,669
Citibank, NA	TWD	112,176	USD	3,866	6/07/18	122,005
Citibank, NA	MXN	31,259	USD	1,562	6/14/18	(2,365)
Citibank, NA	MXN	14,611	USD	789	7/17/18	62,234
Citibank, NA	TRY	7,008	USD	1,549	6/21/18	13,340
Citibank, NA	TRY	6,437	USD	1,533	7/17/18	136,877
Citibank, NA	ILS	3,798	USD	1,064	7/12/18	(4,378)
Citibank, NA	CAD	1,391	USD	1,074	7/17/18	37

62 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	1,360	USD	1,049	6/12/18	$(345)
Citibank, NA	GBP	379	USD	531	7/17/18	26,021
Citibank, NA	EUR	431	NOK	4,153	7/17/18	2,759
Citibank, NA	USD	2,108	CNY	13,303	7/17/18	(41,050)
Citibank, NA	USD	2,654	AUD	3,422	7/17/18	(64,950)
Citibank, NA	USD	1,833	TRY	7,727	7/17/18	(157,405)
Citibank, NA	USD	1,060	TRY	4,752	6/21/18	(18,408)
Citibank, NA	USD	644	TRY	2,980	6/21/18	9,127
Citibank, NA	USD	1,592	PLN	5,391	7/17/18	(131,405)
Citibank, NA	USD	517	ZAR	6,237	7/17/18	(30,046)
Citibank, NA	NOK	8,535	SEK	9,146	7/26/18	(3,857)
Citibank, NA	USD	1,596	MXN	30,974	6/14/18	(46,236)
Citibank, NA	USD	3,586	INR	243,623	8/09/18	(3,420)
Citibank, NA	USD	4,981	KRW	5,296,518	7/26/18	(70,560)
Credit Suisse International	EUR	11,137	USD	13,823	6/19/18	788,326
Credit Suisse International	BRL	3,976	USD	1,064	6/04/18	(3,700)
Credit Suisse International	BRL	1,304	USD	371	6/04/18	21,121
Credit Suisse International	USD	349	BRL	1,304	6/04/18	1,213
Credit Suisse International	USD	3,073	EUR	2,476	6/19/18	(175,256)
Credit Suisse International	USD	1,132	BRL	3,976	6/04/18	(64,399)
Credit Suisse International	NOK	8,628	CHF	1,052	7/26/18	15,976
Deutsche Bank AG	TRY	4,950	USD	1,052	6/21/18	(32,589)
Deutsche Bank AG	NOK	4,291	USD	520	7/17/18	(5,085)
Deutsche Bank AG	TRY	2,807	USD	622	6/21/18	7,253
Deutsche Bank AG	EUR	1,296	USD	1,606	7/17/18	86,303
Deutsche Bank AG	AUD	695	USD	529	7/17/18	3,030
Deutsche Bank AG	EUR	427	PLN	1,785	7/17/18	(17,223)
Deutsche Bank AG	USD	260	TRY	1,224	6/21/18	7,999
Deutsche Bank AG	USD	1,071	ILS	3,857	7/12/18	13,433
Deutsche Bank AG	USD	1,437	ILS	5,125	7/17/18	4,840
Deutsche Bank AG	ILS	5,667	EUR	1,361	6/13/18	1,206
Deutsche Bank AG	USD	2,310	JPY	244,434	7/17/18	(55,975)
Goldman Sachs Bank USA	ILS	7,621	USD	2,122	7/12/18	(21,498)
Goldman Sachs Bank USA	EUR	2,259	USD	2,622	7/18/18	(27,961)
Goldman Sachs Bank USA	TRY	2,194	USD	525	7/17/18	49,214
Goldman Sachs Bank USA	BRL	1,888	USD	505	6/04/18	(1,757)
Goldman Sachs Bank USA	CAD	1,370	USD	1,063	6/12/18	6,025
Goldman Sachs Bank USA	CHF	535	USD	537	6/28/18	(7,380)
Goldman Sachs Bank USA	USD	533	CAD	685	6/12/18	(4,735)
Goldman Sachs Bank USA	USD	532	BRL	1,888	6/04/18	(24,796)
Goldman Sachs Bank USA	USD	523	TRY	2,129	7/17/18	(61,277)
Goldman Sachs Bank USA	USD	535	NOK	4,116	7/17/18	(31,071)
Goldman Sachs Bank USA	USD	2,784	MYR	11,149	7/12/18	4,691
JPMorgan Chase Bank, NA	ARS	10,824	USD	481	6/18/18	53,694
JPMorgan Chase Bank, NA	TRY	2,262	USD	523	6/21/18	26,930
JPMorgan Chase Bank, NA	EUR	943	USD	1,116	6/28/18	11,907
JPMorgan Chase Bank, NA	EUR	864	USD	1,069	7/17/18	55,864
JPMorgan Chase Bank, NA	USD	1,602	AUD	2,127	7/17/18	7,110
JPMorgan Chase Bank, NA	USD	4,481	GBP	3,213	6/19/18	(206,567)
JPMorgan Chase Bank, NA	USD	532	CNY	3,347	7/17/18	(11,480)
JPMorgan Chase Bank, NA	USD	3,738	ILS	13,278	7/17/18	(1,439)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 63

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	JPY	3,863,173	USD	36,386	6/19/18	$838,785
Morgan Stanley Capital Services, Inc.	JPY	115,229	USD	1,058	6/28/18	(3,029)
Morgan Stanley Capital Services, Inc.	SEK	16,108	USD	1,855	6/15/18	27,346
Morgan Stanley Capital Services, Inc.	CNY	16,734	USD	2,639	7/17/18	37,975
Morgan Stanley Capital Services, Inc.	MXN	9,935	USD	521	7/17/18	26,669
Morgan Stanley Capital Services, Inc.	NZD	8,939	USD	6,508	6/19/18	252,938
Morgan Stanley Capital Services, Inc.	HKD	8,276	USD	1,059	6/19/18	3,243
Morgan Stanley Capital Services, Inc.	ILS	6,204	USD	1,737	7/17/18	(8,795)
Morgan Stanley Capital Services, Inc.	CAD	2,056	USD	1,587	7/17/18	(163)
Morgan Stanley Capital Services, Inc.	EUR	2,367	USD	2,932	7/17/18	155,997
Morgan Stanley Capital Services, Inc.	AUD	2,412	USD	1,857	7/17/18	32,089
Morgan Stanley Capital Services, Inc.	GBP	1,330	USD	1,879	7/17/18	106,813
Morgan Stanley Capital Services, Inc.	CHF	1,280	USD	1,341	7/17/18	36,966
Morgan Stanley Capital Services, Inc.	CAD	1,029	USD	800	7/17/18	5,702
Morgan Stanley Capital Services, Inc.	USD	1,544	CAD	1,988	7/17/18	(9,017)
Morgan Stanley Capital Services, Inc.	SGD	1,426	AUD	1,405	7/17/18	(2,963)
Morgan Stanley Capital Services, Inc.	USD	1,863	EUR	1,502	7/17/18	(100,879)
Morgan Stanley Capital Services, Inc.	EUR	1,746	CHF	2,088	7/17/18	79,175
Morgan Stanley Capital Services, Inc.	USD	2,578	CNY	16,272	7/17/18	(48,734)
Morgan Stanley Capital Services, Inc.	USD	1,978	CNY	12,609	6/19/18	(14,615)
Royal Bank of Scotland PLC	JPY	2,326,875	USD	21,395	6/15/18	(9,437)
Royal Bank of Scotland PLC	JPY	56,571	USD	537	7/17/18	15,067
Royal Bank of Scotland PLC	ARS	10,893	USD	499	6/18/18	68,438
Royal Bank of Scotland PLC	TRY	6,347	USD	1,541	7/17/18	164,475
Royal Bank of Scotland PLC	USD	532	AUD	687	7/17/18	(12,304)
Royal Bank of Scotland PLC	USD	1,601	CAD	2,009	7/17/18	(49,393)
Royal Bank of Scotland PLC	USD	525	TRY	2,176	7/17/18	(53,433)
Royal Bank of Scotland PLC	USD	535	MXN	10,533	6/14/18	(7,449)
Royal Bank of Scotland PLC	USD	540	MXN	10,558	7/17/18	(15,018)
Royal Bank of Scotland PLC	USD	1,022	ARS	21,717	6/18/18	(164,987)
Standard Chartered Bank	TWD	31,589	USD	1,065	6/07/18	10,815
Standard Chartered Bank	PLN	4,615	USD	1,320	7/17/18	69,571

64 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	NZD	3,312	USD	2,400	7/17/18	$82,405
Standard Chartered Bank	SGD	2,129	USD	1,593	8/16/18	(81)
Standard Chartered Bank	BRL	1,947	USD	518	6/04/18	(4,999)
Standard Chartered Bank	AUD	1,382	USD	1,063	7/17/18	17,966
Standard Chartered Bank	GBP	767	USD	1,037	9/14/18	11,638
Standard Chartered Bank	AUD	703	USD	527	6/07/18	(4,848)
Standard Chartered Bank	CAD	685	USD	532	6/12/18	3,492
Standard Chartered Bank	GBP	392	MXN	10,524	6/14/18	5,493
Standard Chartered Bank	EUR	858	NOK	8,275	7/17/18	6,181
Standard Chartered Bank	USD	521	BRL	1,947	6/04/18	1,812
Standard Chartered Bank	AUD	2,127	NZD	2,272	7/17/18	(19,300)
Standard Chartered Bank	USD	1,597	NZD	2,172	7/17/18	(77,246)
Standard Chartered Bank	USD	1,066	TWD	31,406	6/07/18	(17,399)
Standard Chartered Bank	USD	1,029	HUF	274,290	7/17/18	(23,457)
State Street Bank & Trust Co.	HUF	274,722	USD	1,046	7/17/18	38,730
State Street Bank & Trust Co.	JPY	92,465	USD	870	6/19/18	19,619
State Street Bank & Trust Co.	JPY	33,890	USD	310	9/14/18	(3,733)
State Street Bank & Trust Co.	JPY	28,111	USD	266	7/17/18	6,967
State Street Bank & Trust Co.	MXN	20,421	USD	1,007	11/14/18	10,568
State Street Bank & Trust Co.	SEK	10,042	USD	1,168	7/17/18	25,191
State Street Bank & Trust Co.	SEK	9,652	USD	1,181	6/19/18	84,923
State Street Bank & Trust Co.	MXN	4,868	USD	263	7/17/18	21,052
State Street Bank & Trust Co.	DKK	4,350	USD	724	6/19/18	40,400
State Street Bank & Trust Co.	ILS	3,844	USD	1,079	7/17/18	(2,465)
State Street Bank & Trust Co.	PLN	3,791	USD	1,066	7/17/18	39,161
State Street Bank & Trust Co.	NOK	2,818	USD	363	6/19/18	18,260
State Street Bank & Trust Co.	ILS	1,870	USD	534	7/17/18	8,111
State Street Bank & Trust Co.	EUR	1,769	USD	2,102	7/17/18	27,458
State Street Bank & Trust Co.	CHF	1,562	USD	1,657	6/19/18	69,827
State Street Bank & Trust Co.	TRY	1,296	USD	270	6/21/18	(13,813)
State Street Bank & Trust Co.	TRY	1,477	USD	333	7/17/18	12,763
State Street Bank & Trust Co.	EUR	940	USD	1,101	11/14/18	(11,908)
State Street Bank & Trust Co.	EUR	1,178	USD	1,455	6/19/18	75,950
State Street Bank & Trust Co.	SGD	621	USD	473	6/19/18	8,991
State Street Bank & Trust Co.	GBP	1,039	USD	1,381	6/19/18	(1,185)
State Street Bank & Trust Co.	NZD	366	USD	264	7/17/18	7,504
State Street Bank & Trust Co.	AUD	345	USD	265	7/17/18	3,950
State Street Bank & Trust Co.	EUR	553	USD	661	9/14/18	9,729
State Street Bank & Trust Co.	NZD	262	USD	191	6/19/18	7,537
State Street Bank & Trust Co.	GBP	249	USD	338	9/14/18	5,082
State Street Bank & Trust Co.	GBP	222	USD	302	7/17/18	5,448
State Street Bank & Trust Co.	GBP	207	USD	275	6/19/18	331
State Street Bank & Trust Co.	USD	41	CHF	41	7/17/18	580
State Street Bank & Trust Co.	USD	133	EUR	110	9/14/18	(3,178)
State Street Bank & Trust Co.	GBP	378	NOK	4,172	7/17/18	7,746
State Street Bank & Trust Co.	USD	368	AUD	478	7/17/18	(6,640)
State Street Bank & Trust Co.	CHF	1,532	GBP	1,118	7/17/18	(71,017)
State Street Bank & Trust Co.	USD	914	EUR	732	6/19/18	(57,634)
State Street Bank & Trust Co.	USD	121	NOK	967	7/17/18	(2,707)
State Street Bank & Trust Co.	USD	263	TRY	1,141	7/17/18	(15,810)
State Street Bank & Trust Co.	EUR	1,568	GBP	1,369	6/13/18	(14,166)
State Street Bank & Trust Co.	USD	474	TRY	2,117	6/21/18	(10,341)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 65

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,049	PLN	3,808	7/17/18	$(17,401)
State Street Bank & Trust Co.	USD	5,771	EUR	4,819	7/17/18	(117,981)
State Street Bank & Trust Co.	USD	1,068	SEK	9,565	6/15/18	17,245
State Street Bank & Trust Co.	USD	217	JPY	23,069	6/19/18	(4,468)
State Street Bank & Trust Co.	USD	1,583	NOK	12,686	9/14/18	(26,728)
UBS AG	USD	3,737	EUR	3,078	7/17/18	(126,533)
UBS AG	USD	1,061	CAD	1,367	6/12/18	(6,745)
UBS AG	JPY	122,974	EUR	938	6/28/18	(33,657)
UBS AG	USD	1,597	JPY	174,704	7/17/18	13,504

						$2,329,728

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. MXN/ Credit Suisse International	USD	22.000	08/2018	2,800,000	USD	2,800	$54,516	$(10,590)
Put
EUR vs. SEK/ BNP Paribas SA	SEK	10.350	06/2018	22,563,000	SEK	22,563	10,246	(9,520)

							$64,762	$(20,110)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	967	USD	249.00	July 2018	USD	97	$100,529	$(102,502)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.47%	USD 12,250	$995,313	$215,259	$780,054

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00%	Quarterly	0.39%	USD 18,750	$374,760	$124,000	$250,760

					$1,370,073	$339,259	$1,030,814

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
AUD	15,000	7/09/25	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	$410,119
AUD	4,740	2/23/27	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	81,018
NZD	20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	688,341
AUD	9,490	2/27/27	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	122,586
NZD	10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	306,873

						$1,608,937

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.30%	1,110	$(21,586)	$6,197	$(27,783)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.30	1,490	(28,976)	8,320	(37,296)

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)	Market Value			Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Deutsche Bank AG
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00%	Quarterly	0.30%	2,600		$50,562		$(15,915)	$66,477

					$	– 0	–	$(1,398)	$1,398

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received		Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPQABACP	13,393	– 0	–	Maturity	USD	1,340	6/17/19	$(14,680)

**	Notional amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate market value of these securities amounted to $516,855 or 0.2% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	Illiquid security.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2018.

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $232,741,686)	$244,875,554 (a)
Affiliated issuers (cost $9,775,600—including investment of cash collateral for securities loaned of $748,882)	9,775,600
Cash collateral due from broker	7,808,467
Foreign currencies, at value (cost $1,553,238)	795,819
Unrealized appreciation on forward currency exchange contracts	5,698,448
Unaffiliated dividends and interest receivable	458,558
Receivable for investment securities sold	118,881
Unrealized appreciation on credit default swaps	66,477
Receivable for capital stock sold	22,656
Upfront premiums paid on credit default swaps	14,517
Affiliated dividends receivable	8,245

Total assets	269,643,222

Liabilities
Due to custodian	2,081,222
Options written, at value (premiums received $165,291)	122,612
Unrealized depreciation on forward currency exchange contracts	3,368,720
Payable for collateral received on securities loaned	748,882
Cash collateral due to broker	260,000
Payable for investment securities purchased	182,301
Payable for variation margin on futures	134,698
Advisory fee payable	126,223
Payable for capital stock redeemed	113,307
Unrealized depreciation on credit default swaps	65,079
Distribution fee payable	60,466
Payable for variation margin on centrally cleared swaps	38,417
Transfer Agent fee payable	33,545
Upfront premiums received on credit default swaps	15,915
Unrealized depreciation on total return swaps	14,680
Administrative fee payable	11,476
Directors’ fees payable	1,797
Accrued expenses	210,909

Total liabilities	7,590,249

Net Assets	$262,052,973

Composition of Net Assets
Capital stock, at par	$159,669
Additional paid-in capital	257,970,755
Distributions in excess of net investment income	(10,420,365)
Accumulated net realized loss on investment and foreign currency transactions	(4,988,258)
Net unrealized appreciation on investment and foreign currency denominated assets and liabilities	19,331,172

$262,052,973

(a)	Includes securities on loan with a value of $723,422 (see Note E).

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$226,586,535	13,750,241	$16.48	*

B	$2,299,033	154,095	$14.92

C	$10,387,404	688,819	$15.08

Advisor	$17,266,816	1,038,974	$16.62

R	$2,120,285	129,683	$16.35

K	$1,232,824	74,982	$16.44

I	$2,160,076	130,095	$16.60

*	The maximum offering price per share for Class A shares was $17.21 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (unaudited)

Investment Income
Interest	$1,713,370
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $80,762)	1,038,226
Affiliated issuers	85,015		$2,836,611

Expenses
Advisory fee (see Note B)	775,613
Distribution fee—Class A	292,503
Distribution fee—Class B	12,242
Distribution fee—Class C	55,757
Distribution fee—Class R	5,470
Distribution fee—Class K	1,454
Transfer agency—Class A	211,430
Transfer agency—Class B	2,755
Transfer agency—Class C	10,407
Transfer agency—Advisor Class	15,557
Transfer agency—Class R	2,892
Transfer agency—Class K	1,190
Transfer agency—Class I	1,153
Custodian	153,212
Audit and tax	64,568
Registration fees	54,643
Printing	40,927
Administrative	30,461
Legal	23,321
Directors’ fees	14,079
Miscellaneous	22,950

Total expenses before interest expense	1,792,584
Interest expense	20,829	(a)

Total expenses	1,813,413
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(13,102)

Net expenses			1,800,311

Net investment income			1,036,300

(a)	Non-financing expense.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$(1,649,151)
Forward currency exchange contracts	(1,937,439)
Futures	3,503,778
Options written	1,319,487
Swaps	575,394
Swaptions written	111,972
Foreign currency transactions	43,153
Net change in unrealized appreciation/depreciation of:
Investments	1,511,825
Forward currency exchange contracts	(116,192)
Futures	(348,743)
Options written	113,121
Swaps	(368,976)
Swaptions written	(11,694)
Foreign currency denominated assets and liabilities	172,700

Net gain on investment and foreign currency transactions	2,919,235

Net Increase in Net Assets from Operations	$3,955,535

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,036,300		$1,978,374
Net realized gain on investment and foreign currency transactions	1,967,194		15,071,728
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	952,041		15,359,728
Contributions from Adviser (see Note B)	– 0	–	3,108

Net increase in net assets from operations	3,955,535		32,412,938
Dividends to Shareholders from
Net investment income
Class A	(7,506,532)		(12,060,264)
Class B	(64,654)		(176,673)
Class C	(205,668)		(2,068,206)
Advisor Class	(576,760)		(712,844)
Class R	(69,458)		(132,112)
Class K	(38,879)		(77,414)
Class I	(68,987)		(132,489)
Capital Stock Transactions
Net decrease	(15,178,686)		(27,616,944)
Capital Contributions
Proceeds from third party regulatory settlement (see Note F)	– 0	–	43,921

Total decrease	(19,754,089)		(10,520,087)
Net Assets
Beginning of period	281,807,062		292,327,149

End of period (including distributions in excess of net investment income of ($10,420,365) and ($2,925,727), respectively)	$262,052,973		$281,807,062

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Global Risk Allocation, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2018, net assets of the Fund were $262,052,973, of which $12,907,215, or 5%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$161,690,627	$	– 0	–	$161,690,627
Common Stocks:
Financials		4,752,256		7,755,763		– 0	–	12,508,019
Information Technology		6,900,518		1,606,558		– 0	–	8,507,076
Industrials		3,761,672		3,492,901		120		7,254,693
Health Care		3,663,036		3,071,319		– 0	–	6,734,355
Consumer Discretionary		3,544,411		3,088,561		37,029		6,670,001

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2		Level 3			Total
Consumer Staples	$3,189,904		$3,145,348		$	– 0	–	$6,335,252
Materials	2,880,751		2,668,123			– 0	–	5,548,874
Energy	2,369,119		2,853,942			– 0	–	5,223,061
Utilities	2,342,988		2,058,770			– 0	–	4,401,758
Real Estate	1,695,981		1,489,703			– 0	–	3,185,684
Telecommunication Services	734,273		961,845			– 0	–	1,696,118
Collateralized Mortgage Obligations	– 0	–	9,069,538			– 0	–	9,069,538
Preferred Stocks	3,995,836		– 0	–		– 0	–	3,995,836
Governments – Sovereign Bonds	– 0	–	1,161,673			– 0	–	1,161,673
Emerging Markets – Corporate Bonds	– 0	–	643,200			– 0	–	643,200
Options Purchased – Puts	– 0	–	149,916			– 0	–	149,916
Investment Companies	86,419		– 0	–		– 0	–	86,419
Rights	347		– 0	–		12,507		12,854
Options Purchased – Calls	– 0	–	600			– 0	–	600
Short-Term Investments	9,026,718		– 0	–		– 0	–	9,026,718
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	748,882		– 0	–		– 0	–	748,882

Total Investments in Securities	49,693,111		204,908,387			49,656		254,651,154
Other Financial Instruments(a):
Assets:
Futures	3,642,284		511,104			– 0	–	4,153,388	(b)
Forward Currency Exchange Contracts	– 0	–	5,698,448			– 0	–	5,698,448
Centrally Cleared Credit Default Swaps	– 0	–	1,370,073			– 0	–	1,370,073	(b)
Centrally Cleared Interest Rate Swaps	– 0	–	1,608,937			– 0	–	1,608,937	(b)
Credit Default Swaps	– 0	–	50,562			– 0	–	50,562
Liabilities:
Futures	(1,410,049)		(2,427)			– 0	–	(1,412,476	)(b)
Forward Currency Exchange Contracts	– 0	–	(3,368,720)			– 0	–	(3,368,720)
Currency Options Written	– 0	–	(20,110)			– 0	–	(20,110)
Put Options Written	– 0	–	(102,502)			– 0	–	(102,502)
Credit Default Swaps	– 0	–	(50,562)			– 0	–	(50,562)
Total Return Swaps	– 0	–	(14,680)			– 0	–	(14,680)

Total(c)	$51,925,346		$210,588,510			$49,656		$262,563,512

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments. Exchange-traded swaps with upfront premiums are presented here at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights		Total
Balance as of 11/30/17	$	– 0	–	$739		$739
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	(65)		(65)
Change in unrealized appreciation/depreciation		12,694		274		12,968
Purchases		126		12,219		12,345
Sales		– 0	–	(660)		(660)
Transfers in to Level 3		24,329		– 0	–	24,329	(a)
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 5/31/18		$37,149		$12,507		$49,656

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18(b)		$12,694		$288		$12,982

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying consolidated statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for Federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2018, the reimbursement for such services amounted to $30,461.

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During the year ended November 30, 2017, the Adviser reimbursed the Fund $3,108 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $93,077 for the six months ended May 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,579 from the sale of Class A shares and received $974, $475 and $125 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2018, such waiver amounted to $12,048.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,374	$47,239	$45,586	$9,027	$76
Government Money Market Portfolio*	1,332	8,400	8,983	749	9

Total				$9,776	$85

*	Investments of cash collateral for securities lending transactions (see Note E).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions for the six months ended May 31, 2018 amounted to $108,820, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective February 27, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $765,519, $3,490,095, $417,667 and $251,818 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$21,331,595		$454,868
U.S. government securities	– 0	–	19,068,552

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$31,611,649
Gross unrealized depreciation	(11,737,993)

Net unrealized appreciation	$19,873,656

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

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The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended May 31, 2018, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended May 31, 2018, the Fund held purchased swaptions for hedging and non-hedging purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2018, the Fund held written options for hedging and non-hedging purposes. During the six months ended May 31, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

At May 31, 2018, the maximum payments for written put options amounted to $50,557,992. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are

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amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of May 31, 2018, the Fund did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event

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occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended May 31, 2018, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund and the Subsidiary typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with

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collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s and the Subsidiary net liability, held by the defaulting party, may be delayed or denied.

The Fund’s and Subsidiary’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund or the Subsidiary decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s and the Subsidiary OTC counterparty has the right to terminate such transaction and require the Fund or the Subsidiary to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

During the six months ended May 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$586,487	*	Receivable/Payable for variation margin on futures	$47,274	*

Equity contracts	Receivable/Payable for variation margin on futures	1,261,049	*	Receivable/Payable for variation margin on futures	536,394	*

Commodity contracts	Receivable/Payable for variation margin on futures	2,305,852	*	Receivable/Payable for variation margin on futures	828,808	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	1,030,814	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	1,608,937	*

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$5,698,448	Unrealized depreciation on forward currency exchange contracts	$3,368,720

Foreign exchange contracts	Investments in securities, at value	2,896

Equity contracts	Investments in securities, at value	147,620

Foreign exchange contracts			Options written, at value	20,110

Equity contracts			Options written, at value	102,502

Credit contracts	Unrealized appreciation on credit default swaps	66,477	Unrealized depreciation on credit default swaps	65,079

Equity contracts			Unrealized depreciation on total return swaps	14,680

Total		$12,708,580		$4,983,567

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,033,692)	$460,123

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$2,424,553	$(2,430,516)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	2,112,917	1,621,650

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(1,937,439)	(116,192)

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(258,124)	(16,322)

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(205,649)	87,139

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(679,003)	(219,320)

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	307,773	183,122

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	$1,011,714		$(70,001)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	111,972		(11,694)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	228,276		(206,218)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	347,118		(148,078)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	– 0	–	(14,680)

Total		$2,430,416		$(880,987)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2018:

Futures:
Average original value of buy contracts	$153,888,916
Average original value of sale contracts	$34,568,321
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$151,854,590
Average principal amount of sale contracts	$286,333,341
Purchased Options:
Average notional amount	$15,057,318
Purchased Swaptions:
Average notional amount	$37,108,000	(a)
Options Written:
Average notional amount	$17,344,736

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Swaptions Written:
Average notional amount	$53,108,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$44,131,200
Credit Default Swaps:
Average notional amount of buy contracts	$2,600,000
Average notional amount of sale contracts	$2,600,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$31,000,000
Total Return Swaps:
Average notional amount	$1,339,970	(a)

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of May 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB Global Risk Allocation Fund

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Australia and New Zealand Banking Group Ltd.	$80,536	$	– 0	–	$	– 0	–	$	– 0	–	$80,536
Bank of America, NA	162,341	(162,341)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	924,845	(580,333)	– 0	–	– 0	–	344,512
BNP Paribas SA	293,444	(33,530)	(259,914)	– 0	–	– 0	–
Citibank, NA	424,069	(424,069)	– 0	–	– 0	–	– 0	–
Credit Suisse International	828,932	(253,945)	– 0	–	– 0	–	574,987
Deutsche Bank AG	174,626	(110,872)	– 0	–	– 0	–	63,754
Goldman Sachs Bank USA/Goldman Sachs International	59,930	(59,930)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	155,505	(27,599)	– 0	–	– 0	–	127,906
Morgan Stanley Capital Services, Inc.	1,603,698	(188,195)	– 0	–	– 0	–	1,415,503
Royal Bank of Scotland PLC	247,980	(247,980)	– 0	–	– 0	–	– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Standard Chartered Bank	$209,373	$(147,330)	$	– 0	–	$	– 0	–	$62,043
State Street Bank & Trust Co.	522,630	(319,178)		– 0	–		– 0	–	203,452
UBS AG	13,504	(13,504)		– 0	–		– 0	–	– 0	–

Total	$5,701,413	$(2,568,806)		$(259,914)		$	– 0	–	$2,872,693	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Bank of America, NA	$240,108	$(162,341)	$	– 0	–	$	– 0	–	$77,767
Barclays Bank PLC	580,333	(580,333)		– 0	–		– 0	–	– 0	–
BNP Paribas SA	33,530	(33,530)		– 0	–		– 0	–	– 0	–
Citibank, NA	574,425	(424,069)		– 0	–		– 0	–	150,356
Credit Suisse International	253,945	(253,945)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	110,872	(110,872)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	231,037	(59,930)		– 0	–		– 0	–	171,107
JPMorgan Chase Bank, NA	27,599	(27,599)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	188,195	(188,195)		– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	312,021	(247,980)		– 0	–		– 0	–	64,041
Standard Chartered Bank	147,330	(147,330)		– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	319,178	(319,178)		– 0	–		– 0	–	– 0	–
UBS AG	166,935	(13,504)		– 0	–		– 0	–	153,431

Total	$3,185,508	$(2,568,806)	$	– 0	–	$	– 0	–	$616,702	^

AllianceBernstein Cayman Global Risk Allocation, Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
State Street Bank & Trust Co.	$50,493	$(50,493)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$50,493	$(50,493)	$	– 0	–	$	– 0	–	$	– 0	–^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
JPMorgan Chase Bank, NA	$206,567	$	– 0	–	$	– 0	–	$	– 0	–	$206,567
State Street Bank & Trust Co.	61,997		(50,493)			– 0	–		– 0	–	11,504

Total	$268,564		$(50,493)		$	– 0	–	$	– 0	–	$218,071	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. During the six months ended May 31, 2018, the Fund did not engage in TBA transactions.

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The Fund may enter into dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended May 31, 2018, the Fund had no transactions in dollar rolls.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At May 31, 2018, the Fund had securities on loan with a value of $723,422 and had received cash collateral which has been invested into Government Money Market Portfolio of $748,882. The cash collateral will be adjusted

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on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $9,207 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended May 31, 2018; these amounts are reflected in the consolidated statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2018, such waiver amounted to $1,054. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017	Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017

Class A
Shares sold	236,888	608,371	$3,866,290	$9,693,114

Shares issued in reinvestment of dividends	418,058	727,436	6,764,171	10,926,083

Shares converted from Class B	20,177	67,717	327,800	1,074,933

Shares converted from Class C	68,963	1,469,724	1,108,336	23,298,593

Shares redeemed	(1,529,305)	(2,779,539)	(24,939,176)	(44,282,607)

Net increase (decrease)	(785,219)	93,709	$(12,872,579)	$710,116

Class B
Shares sold	7,324	14,235	$108,387	$205,717

Shares issued in reinvestment of dividends	4,281	12,557	62,973	171,656

Shares converted to Class A	(22,253)	(74,654)	(327,800)	(1,074,933)

Shares redeemed	(9,933)	(34,173)	(146,065)	(492,420)

Net decrease	(20,581)	(82,035)	$(302,505)	$(1,189,980)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017	Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017

Class C
Shares sold	41,072	47,516	$608,415	$691,927

Shares issued in reinvestment of dividends	11,644	122,968	173,035	1,684,665

Shares converted to Class A	(75,203)	(1,616,943)	(1,108,336)	(23,298,593)

Shares redeemed	(92,063)	(595,661)	(1,374,459)	(8,546,258)

Net decrease	(114,550)	(2,042,120)	$(1,701,345)	$(29,468,259)

Advisor Class
Shares sold	185,910	600,033	$3,035,535	$9,643,985

Shares issued in reinvestment of dividends	31,325	40,167	510,590	607,725

Shares redeemed	(195,058)	(436,588)	(3,191,147)	(7,018,969)

Net increase	22,177	203,612	$354,978	$3,232,741

Class R
Shares sold	5,960	25,778	$96,582	$404,415

Shares issued in reinvestment of dividends	4,320	8,849	69,458	132,111

Shares redeemed	(32,829)	(58,117)	(537,165)	(919,801)

Net decrease	(22,549)	(23,490)	$(371,125)	$(383,275)

Class K
Shares sold	14,178	15,073	$230,861	$238,007

Shares issued in reinvestment of dividends	2,407	5,164	38,877	77,410

Shares redeemed	(17,321)	(59,373)	(283,869)	(936,549)

Net decrease	(736)	(39,136)	$(14,131)	$(621,132)

Class I
Shares sold	16,797	20,482	$278,306	$332,209

Shares issued in reinvestment of dividends	4,237	8,768	68,985	132,487

Shares redeemed	(36,906)	(22,449)	(619,270)	(361,851)

Net increase (decrease)	(15,872)	6,801	$(271,979)	$102,845

For the year ended November 30, 2017, the Fund recorded $43,921 related to a third party’s settlements of regulatory proceedings. This amount is presented in the Fund’s consolidated statement of changes in net assets. Neither the Fund nor its affiliates were involved in the proceedings or the calculation of the payment.

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NOTE G

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund’s has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2017 and November 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$15,360,002	$205,901

Total distributions paid	$15,360,002	$205,901

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,120,564
Accumulated capital and other losses	(2,796,717	)(a)
Unrealized appreciation/(depreciation)	(2,375,812	)(b)

Total accumulated earnings/(deficit)	$2,948,035

(a)	As of November 30, 2017, the Fund had a net capital loss carryforward of $2,796,717. During the fiscal year, the Fund utilized $13,912,005 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, passive foreign investment companies (PFICs), partnership investments, the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of earnings from the Subsidiary, and corporate restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2017, the Fund had a net short-term capital loss carryforward of $2,623,591 and a net long-term capital loss carryforward of $173,126 which may be carried forward for an indefinite period.

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NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.75		$ 15.79		$ 15.29		$ 17.54		$ 16.48		$ 17.72

Income From Investment Operations
Net investment income(a)	.06	(b)	.13	(b)	.15	(b)†	.16		.21		.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19		1.67		.36		(.60)		1.11		(.02)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.01
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.25		1.80		.51		(.43)		1.32		.09

Less: Dividends and Distributions
Dividends from net investment income	(.52)		(.84)		(.01)		(1.10)		– 0	–	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.52)		(.84)		(.01)		(1.82)		(.26)		(1.33)

Net asset value, end of period	$ 16.48		$ 16.75		$ 15.79		$ 15.29		$ 17.54		$ 16.48

Total Return
Total investment return based on net asset value(d)	1.48%		12.00	%(e)*	3.34	%†*	(2.56	)%(f)*	8.14	%*	.57	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,587		$243,518		$228,036		$267,703		$304,092		$330,368
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	1.31	%^	1.29%		1.28%		1.28%		1.28%		1.17%
Expenses, before waivers/reimbursements(g)(h)	1.32	%^	1.30%		1.30%		1.28%		1.28%		1.17%
Net investment income	.79	%(b)^	.79	%(b)	.96	%(b)†	1.01%		1.25%		.58%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 107

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 15.13		$ 14.32		$ 13.96		$ 16.13		$ 15.29		$ 16.57

Income From Investment Operations
Net investment income (loss)(a)	(.00	)(b)(c)	(.02	)(b)	.00	(b)(c)†	.01		.08		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		1.54		.36		(.52)		1.02		.00	(c)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.01
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.17		1.52		.36		(.50)		1.10		(.02)

Less: Dividends and Distributions
Dividends from net investment income	(.38)		(.71)		– 0	–	(.95)		– 0	–	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.38)		(.71)		– 0	–	(1.67)		(.26)		(1.26)

Net asset value, end of period	$ 14.92		$ 15.13		$ 14.32		$ 13.96		$ 16.13		$ 15.29

Total Return
Total investment return based on net asset value(d)	1.13%		11.12	%(e)*	2.58	%†*	(3.30	)%(f)*	7.32	%*	(.12	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,299		$2,643		$3,676		$6,033		$11,730		$18,652
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	2.10	%^	2.08%		2.04%		2.05%		2.01%		1.89%
Expenses, before waivers/reimbursements(g)(h)	2.11	%^	2.10%		2.06%		2.05%		2.01%		1.89%
Net investment income (loss)	(.04	)%(b)^	(.16	)%(b)	.01	%(b)†	.10%		.54%		(.21)%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 15.17		$ 14.37		$ 14.01		$ 16.22		$ 15.37		$ 16.66

Income From Investment Operations
Net investment income (loss)(a)	.00	(b)(c)	(.07	)(b)	.03	(b)†	.04		.08		(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		1.60		.33		(.55)		1.03		(.01)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.01
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.17		1.53		.36		(.50)		1.11		(.02)

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.73)		– 0	–	(.99)		– 0	–	(.09)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.26)		(.73)		– 0	–	(1.71)		(.26)		(1.27)

Net asset value, end of period	$ 15.08		$ 15.17		$ 14.37		$ 14.01		$ 16.22		$ 15.37

Total Return
Total investment return based on net asset value(d)	1.14%		11.18	%(e)*	2.57	%†*	(3.27	)%(f)*	7.35	%*	(.12	)%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,387		$12,188		$40,885		$50,508		$57,567		$60,336
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	2.06	%^	2.05%		2.03%		2.02%		2.00%		1.89%
Expenses, before waivers/reimbursements(g)(h)	2.07	%^	2.06%		2.05%		2.02%		2.00%		1.89%
Net investment income (loss)	.00	%(b)(c)^	(.46	)%(b)	.18	%(b)†	.26%		.53%		(.14)%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.92		$ 15.94		$ 15.41		$ 17.67		$ 16.55		$ 17.77

Income From Investment Operations
Net investment income(a)	.09	(b)	.19	(b)	.16	(b)†	.21		.21		.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		1.67		.40		(.61)		1.17		(.02)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.02
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.26		1.86		.56		(.39)		1.38		.14

Less: Dividends and Distributions
Dividends from net investment income	(.56)		(.88)		(.03)		(1.15)		– 0	–	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.56)		(.88)		(.03)		(1.87)		(.26)		(1.36)

Net asset value, end of period	$ 16.62		$ 16.92		$ 15.94		$ 15.41		$ 17.67		$ 16.55

Total Return
Total investment return based on net asset value(d)	1.62%		12.38	%(e)*	3.55	%†*	(2.27	)%(f)*	8.41	%*	.86	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,267		$17,200		$12,960		$23,311		$20,893		$22,933
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	1.06	%^	1.04%		1.03%		1.02%		1.00%		.88%
Expenses, before waivers/reimbursements(g)(h)	1.07	%^	1.05%		1.05%		1.02%		1.00%		.88%
Net investment income	1.07	%(b)^	1.19	%(b)	1.06	%(b)†	1.34%		1.25%		.85%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.59		$ 15.61		$ 15.15		$ 17.40		$ 16.40		$ 17.66

Income From Investment Operations
Net investment income(a)	.03		.06	(b)	.06	(b)†	.11		.16		.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19		1.67		.40		(.60)		1.10		(.02)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.02
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.22		1.73		.46		(.48)		1.26		.04

Less: Dividends and Distributions
Dividends from net investment income	(.46)		(.75)		– 0	–	(1.05)		– 0	–	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.46)		(.75)		– 0	–	(1.77)		(.26)		(1.30)

Net asset value, end of period	$ 16.35		$ 16.59		$ 15.61		$ 15.15		$ 17.40		$ 16.40

Total Return
Total investment return based on net asset value(d)	1.35%		11.63	%(e)*	3.04	%†*	(2.84	)%(f)*	7.75	%*	.29	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,120		$2,526		$2,743		$4,241		$4,523		$3,676
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	1.64	%^	1.63%		1.61%		1.61%		1.59%		1.46%
Expenses, before waivers/reimbursements(g)(h)	1.65	%^	1.64%		1.62%		1.61%		1.59%		1.46%
Net investment income	.42	%^	.36	%(b)	.41	%(b)†	.69%		.95%		.23%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.71		$ 15.75		$ 15.25		$ 17.50		$ 16.45		$ 17.68

Income From Investment Operations
Net investment income(a)	.06	(b)	.10	(b)	.15	(b)†	.16		.21		.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18		1.68		.36		(.59)		1.10		.00	(c)
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.01
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.24		1.78		.51		(.42)		1.31		.10

Less: Dividends and Distributions
Dividends from net investment income	(.51)		(.82)		(.01)		(1.11)		– 0	–	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.51)		(.82)		(.01)		(1.83)		(.26)		(1.33)

Net asset value, end of period	$ 16.44		$ 16.71		$ 15.75		$ 15.25		$ 17.50		$ 16.45

Total Return
Total investment return based on net asset value(d)	1.51%		12.00	%(e)*	3.27	%†*	(2.55	)%(f)*	8.09	%*	.64	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,233		$1,265		$1,809		$1,939		$2,098		$2,033
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	1.33	%^	1.31%		1.30%		1.30%		1.27%		1.16%
Expenses, before waivers/reimbursements(g)(h)	1.34	%^	1.33%		1.31%		1.30%		1.27%		1.16%
Net investment income	.77	%(b)^	.66	%(b)	1.00	%(b)†	.99%		1.26%		.57%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.90		$ 15.94		$ 15.39		$ 17.66		$ 16.52		$ 17.72

Income From Investment Operations
Net investment income(a)	.09	(b)	.18	(b)	.29	(b)†	.22		.27		.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18		1.69		.30		(.60)		1.13		.05‡
Contributions from Adviser	– 0	–	.00	(c)	.00	(c)	.01		– 0	–	.01
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.27		1.87		.59		(.37)		1.40		.16

Less: Dividends and Distributions
Dividends from net investment income	(.57)		(.91)		(.04)		(1.18)		– 0	–	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.48)		(.26)		(1.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.24)		– 0	–	– 0	–

Total dividends and distributions	(.57)		(.91)		(.04)		(1.90)		(.26)		(1.36)

Net asset value, end of period	$ 16.60		$ 16.90		$ 15.94		$ 15.39		$ 17.66		$ 16.52

Total Return
Total investment return based on net asset value(d)	1.63%		12.39	%(e)*	3.81	%†*	(2.12	)%(f)*	8.55	%*	1.02	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,160		$2,467		$2,218		$402		$49		$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)	.98	%^	.93%		.86%		.91%		.83%		.71%
Expenses, before waivers/reimbursements(g)(h)	.99	%^	.95%		.87%		.91%		.83%		.71%
Net investment income	1.13	%(b)^	1.14	%(b)	1.88	%(b)†	1.45%		1.59%		.98%
Portfolio turnover rate	8%		30%		79%		250%		96%		158	%**

See footnote summary on pages 114-115.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(f)	Includes the impact of a voluntary reimbursement from the Adviser for trading losses incurred due to a trade entry error; absent of such payment, the Fund’s performance would have been reduced by .07% for the year ended November 30, 2015.

(g)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2018 and the years ended November 30, 2017 and November 30, 2016, such waiver amounted to .01% (annualized), .01% and .02%, respectively.

(h)	The expense ratios presented below exclude interest expense:

	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017	2016	2015	2014	2013
Class A
Net of waivers/reimbursements	1.29	%^	1.29%	1.28%	N/A	N/A	1.17%
Before waivers/reimbursements	1.30	%^	1.30%	1.29%	N/A	N/A	1.17%
Class B
Net of waivers/reimbursements	2.09	%^	2.08%	2.04%	N/A	N/A	1.89%
Before waivers/reimbursements	2.10	%^	2.10%	2.06%	N/A	N/A	1.89%
Class C
Net of waivers/reimbursements	2.05	%^	2.05%	2.03%	N/A	N/A	1.88%
Before waivers/reimbursements	2.06	%^	2.06%	2.05%	N/A	N/A	1.88%
Advisor Class
Net of waivers/reimbursements	1.04	%^	1.04%	1.03%	N/A	N/A	.87%
Before waivers/reimbursements	1.05	%^	1.05%	1.05%	N/A	N/A	.87%
Class R
Net of waivers/reimbursements	1.63	%^	1.63%	1.61%	N/A	N/A	1.46%
Before waivers/reimbursements	1.64	%^	1.64%	1.62%	N/A	N/A	1.46%
Class K
Net of waivers/reimbursements	1.32	%^	1.31%	1.29%	N/A	N/A	1.15%
Before waivers/reimbursements	1.33	%^	1.33%	1.31%	N/A	N/A	1.15%

114 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2018 (unaudited)		Year Ended November 30,
			2017	2016	2015	2014	2013
Class I
Net of waivers/reimbursements	.97	%^	.93%	.85%	N/A	N/A	.71%
Before waivers/reimbursements	.98	%^	.95%	.87%	N/A	N/A	.71%

†	For the year ended November 30, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.06%	.06%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2017, November 30, 2016, November 30, 2015, November 30, 2014 and November 30, 2013 by .81%, .01%, .08%, .06% and .04%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from a third party regulatory settlement, which enhanced the Fund’s performance for the year ended November 30, 2017 by .02%.

**	The Fund accounts for dollar roll transactions as purchases and sales.

‡	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President Leon Zhu(2) , Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 117

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

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clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the Fund’s net assets were approximately at the level of the first breakpoint. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0518

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:  July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:  July 27, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:  July 27, 2018